SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED APRIL 30, 2000


                                  BALANCED FUND
                                   GROWTH FUND
                                  MID CAP FUND
                            SMALL COMPANY GROWTH FUND


                          PROVIDENT INVESTMENT COUNSEL
--------------------------------------------------------------------------------
                         Investing in Growth Since 1951

Contents

                              2             Items of Interest

                              3             President's Letter

                              4             Our Philosophy

                              4             Performance Update/
                                            Portfolio Review

                              7             Interview With Provident Managers

The Funds                    10             Statements of Assets and Liabilities

                             13             Statements of Operations

                             16             Statements of Changes
                                            in Net Assets

                             21             Financial Highlights

                             28             Notes to Financial Statements
The Portfolios                              Statement of Net Assets

                             35             Balanced Portfolio

                             38             Growth Portfolio

                             40             Mid Cap Portfolio

                             42             Small Cap Portfolio

                             47             Statements of Operations

                             48             Statements of Changes
                                            in Net Assets

                             50             Selected Ratio Data

                             52             Notes to Financial Statements

Items of Interest

* The Growth style of investment continues to enjoy a leadership role. Our strong stock selection and sector allocation in the Funds were rewarded by performance.

* The Electronic technology and health technology sectors have been the significant contributors to the Funds' performance over the last few months.

* Mid Cap Investing: The Best of Both Worlds. In our view, an investment in a mid cap stock portfolio combines the liquidity characteristics of a large cap portfolio with the high-growth rates of a smaller company.

*    Our web site address is:
     WWW.PROVNET.COM

DEAR FELLOW SHAREHOLDERS,

We are once again pleased to report very positive results for the six-months ended April 30, 2000 (more detailed information is available on the following pages). For the period, the Mid and Small Cap Funds continued to lead the way, closing the performance gap somewhat between the large and smaller capitalization portfolios seen over the last few years. The Growth and Balanced Funds also performed positively for the period.

The market volatility we discussed in earlier reports has continued in the last several months. After starting out the year with a repeat of the positive performance in 1999, investors became concerned about the threat of rising interest rates. Since the middle of March, the psychology of the marketplace has been oscillating between fears of rising interest rates and hope that the Fed has tightened enough.

As with most difficult periods we have seen over the last few years, this period also proved to be temporary. Pundits most recently have been calling this a bear market. Certainly for the NASDAQ Index, off 37% from its high in March through its worst level on Friday May 26th, and 21% for the year through the same May 26th date, this has been a severe correction. However, putting the decline in perspective, it is worth noting that through June 7, the NASDAQ Index has recovered 19.8% off its May low. In our view, what we have witnessed recently may then be more appropriately seen as a long-overdue correction to allow earnings to catch up with valuations. While inflation has been rising, the rate is moderate and our outlook for GDP growth and corporate profitability in 2000 is for strong growth in 2000 with growth for 2001 only moderately slower than this year. Thus this current decline, we believe, will prove to be a correction in an otherwise bull market. Certainly our strategy in the Funds has reflected and continues to reflect this view.

Looking ahead one thing seems clear, and that is investors for the foreseeable future will be paying greater heed to valuation levels. This should translate into a continued broadening out of the market and a more realistic appraisal of "appropriate" valuations on a near- to intermediate-term basis. We look for a more balanced market with value stocks and growth stocks, both small and large, experiencing positive returns.

We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust
June 26, 2000

OUR PHILOSOPHY

*    Focused, fundamental research, properly controlled, adds value.

* Sustainable earnings growth is the most important contributor to long-term stock appreciation.

* Emphasis on strong financial characteristics ensures focus on growth and quality.

* Investment style consistency is critical to superior long-term investment results.

PERFORMANCE UPDATE/PORTFOLIO REVIEW
BALANCED FUND

EQUITY SECTOR WEIGHTINGS          Average annual total returns for the period
                                  ended 4/30/00*:
Electronic Technology   43.56%
Health Technology       15.00                                           SINCE
Retail Trade            10.03            1 YEAR   3 YEAR    5 YEAR    INCEPTION^
Consumer Services        8.72            ------   ------    ------    ----------
Technology Services      7.47     A:     12.78%   21.08%    20.00%      14.54%
Utilities                4.75     B:     13.84%    n/a       n/a         9.94%
Finance                  3.39
Process Industries       3.20                                           % OF NET
Transportation           1.72     TOP 10 STOCK HOLDINGS:                 ASSETS
Consumer Non-Durables    1.35     ----------------------                 ------
Consumer Durables        0.81     Cisco Systems, Inc. .................   5.24%
                                  Corning Glass, Inc. .................   2.97%
                                  Time Warner, Inc. ...................   2.54%
                                  Texas Instruments, Inc. .............   2.28%
                                  Sun Microsystems, Inc. ..............   2.18%
                                  Merck & Co.,Inc. ....................   2.14%
                                  Microsoft Corp. .....................   2.13%
                                  Warner-Lambert Co. ..................   2.12%
                                  General Electric Co. ................   2.07%
                                  Nokia Corp. ADR .....................   1.93%

^ Fund A commenced operatons on June 11, 1992. Fund B commenced operations on
  March 31, 1999.

GROWTH FUND

EQUITY SECTOR WEIGHTINGS          Average annual total returns for the period
                                  ended 4/30/00*:
Electronic Technology   42.54%
Health Technology       15.29                                           SINCE
Retail Trade             9.92            1 YEAR   3 YEAR    5 YEAR    INCEPTION^
Technology Services      8.57            ------   ------    ------    ----------
Consumer Services        8.43     A:     19.31%   26.69%      n/a       24.30%
Utilities                4.57     B:     20.73%     n/a       n/a       15.40%
Process Industries       3.41
Finance                  3.20                                           % OF NET
Consumer Non-Durables    1.74     TOP 10 STOCK HOLDINGS:                 ASSETS
Transportation           1.54     ----------------------                 ------
Consumer Durables        0.79     Cisco Systems, Inc. .................   7.16%
                                  Sun Microsystems, Inc. ..............   4.12%
                                  Time Warner, Inc. ...................   3.92%
                                  Texas Instruments, Inc. .............   3.91%
                                  Corning Glass, Inc. .................   3.59%
                                  Warner-Lambert Co. ..................   3.41%
                                  General Electric Co. ................   3.27%
                                  Nokia Corp. ADR .....................   3.09%
                                  Microsoft Corp. .....................   2.94%
                                  EMC Corp. ...........................   2.93%


^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

MID CAP FUND

EQUITY SECTOR WEIGHTINGS          Average annual total returns for the period
                                  ended 4/30/00*:
Electronic Technology   39.07%
Technology Services     20.43                                           SINCE
Health Technology       12.54            1 YEAR   3 YEAR    5 YEAR    INCEPTION^
Industrial Services      9.66            ------   ------    ------    ----------
Utilities                8.74     A:     79.78%     n/a       n/a       47.63%
Transportation           3.75     B:     84.21%     n/a       n/a       81.98%
Retail Trade             3.64
Consumer Services        1.47                                           % OF NET
Commercial Services      0.70      TOP 10 STOCK HOLDINGS:                ASSETS
                                   ----------------------                ------
                                   Ryanair Holdings plc ................   3.50%
                                   Teva Pharmaceutical Industries, Ltd.    2.95%
                                   ADC Telecommunications, Inc. ........   2.88%
                                   Alza Corp. ..........................   2.87%
                                   Amdocs Ltd. .........................   2.85%
                                   Altera Corp. ........................   2.68%
                                   Comverse Technology, Inc. ...........   2.61%
                                   Mercury Interactive Corp. ...........   2.59%
                                   SCI Systems, Inc. ...................   2.35%
                                   Teradyne, Inc. ......................   2.31%

^ Fund A commenced operations on December 31, 1997. Fund B commenced operations on March 31, 1999.

SMALL COMPANY GROWTH FUND

EQUITY SECTOR WEIGHTINGS          Average annual total returns for the period
                                  ended 4/30/00*:
Electronic Technology   42.34%
Technology Services     13.13                                           SINCE
Health Technology       12.75            1 YEAR   3 YEAR    5 YEAR    INCEPTION^
Commercial Services      5.89            ------   ------    ------    ----------
Retail Trade             5.57     A:     95.52%   33.18%      n/a       22.81%
Industrial Services      4.69     B:     97.03%     n/a       n/a       90.87%
Consumer Services        3.83
Utilities                2.74                                          % OF NET
Finance                  2.58     TOP 10 STOCK HOLDINGS:                 ASSETS
Transportation           2.08     ----------------------                 ------
Health Services          1.61     Credence Systems Corp. ..............   2.23%
Producer Manufacturing   1.27     Brooks Automation, Inc. .............   1.98%
Consumer Non-Durables    0.78     BISYS Group, Inc. ...................   1.83%
Consumer Durables        0.62     ASM International, N.V. .............   1.83%
Process Industries       0.12     Dollar Tree Stores, Inc. ............   1.72%
                                  Cree, Inc. ..........................   1.39%
                                  TranSwitch Corp. ....................   1.38%
                                  Varian Semiconductor Equipment
                                   Associates, Inc.....................   1.36%
                                  Burr-Brown Corp. ....................   1.24%
                                  Powerwave Technologies, Inc. ........   1.22%

+ The total returns stated above were achieved during favorable market conditions. Investors should not expect that such favorable return can be consistently achieved.

^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

* THE PERFORMANCE RESULTS HAVE BEEN ADJUSTED FOR THE APPLICABLE MAXIMUM SALESCHARGE AS IT RELATES TO EACH FUND.

INTERVIEW WITH PROVIDENT MANAGERS

Q DURING THE PAST SIX-MONTH PERIOD CAN YOU EXPLAIN THE MARKET CONDITIONS, HOW THE FUNDS PERFORMED AND YOUR OVERALL INVESTMENT APPROACH?

A The Funds' performance was very strong in the latter half of the year 1999. Y2K YAWN, some might say, as the world moved through the milestone 1/1/2000 date with few computer glitches or other infrastructure disruptions. But YAWN is hardly descriptive of the U.S. equity markets during this six-month period. At the end of 1999, our stock selection in the Funds proved to be "ON THE MARK." Our emphasis in technology issues, including medical technology, electronic technology, and the Internet were very successful moves. During October and November we increased our technology holdings, but toward the latter part of 1999, we reduced some of the emphasis based on significant price appreciation that was achieved over a very short period of time.

     As we moved into the New Year, we, like so many other investors, strongly believed the technology revolution was a very significant development that would transform the way in which business is conducted, not just here in the United States but around the globe. Since year-end 1999, the stock market has experienced historic volatility. Coming on the heels of what can only be described as a spectacular 4th quarter 1999, we anticipated the markets would be choppy. Investors grappled with interest rate hikes, valuations, and implications of an "old economy" versus "new economy" paradigm. Performance for the months of January and March was weak while February was a very strong month. Companies focused on cellular phone infrastructure and handsets did well as demand for the products, leading technology, and market share gains drove stock prices higher.

     While volatility of returns may remain high, we believe that the fundamental outlook is bright. The recent earnings reports for the companies in the Funds have rarely looked better; most have reported better than expected earnings, or met expectations, and only a few holdings have had earnings lower than expected. We believe these positive earnings trends should continue and are the fundamental underpinning to strong returns going forward. We will continue to be aggressive and flexible in trimming or eliminating holdings where our confidence level for continued strong revenue and/or earnings growth is in question.

Q THERE WAS EXTRAORDINARY STOCK MARKET VOLATILITY DURING THE MONTH OF APRIL. WHAT CAUSED THIS RECENT VOLATILITY? DID THE VOLATILITY IMPACT GROWTH EQUITIES?

A The catalyst for the stock market volatility in April was a combination of higher than expected March PPI and CPI inflation numbers and a strong Cost Employment Index report showing that inflation remained a potential problem for the stock and bond markets. These reports were coupled with the 1st quarter earnings reports of IBM and Microsoft, where in both cases, while EPS growth was in line with analysts' expectations, the slowing of top line growth for both companies surprised investors. The volatility did impact growth equities, where valuations were the highest, more so than value equities. Overnight, investors started to reevaluate the valuation levels of the market as a whole, but more particularly, the valuations of technology-related growth stocks.

     The volatility affected all types of investment strategies, from small and mid cap to large cap, and from growth to value strategies. From our point of view there were several elements or conditions that drove this extraordinary volatility. The first is that the supply/demand equation for equities is very positive. So far in 2000, through March, there has been a reduction of equity supply of $58 billion, accomplished through cash buybacks. For the same time period, the new supply of equity offerings has been $76 billion. So the flood of mutual fund inflows estimated at $100 billion has easily swallowed up the net equity supply of only $18 billion. Not withstanding the potential supply of recent IPOs coming out of lockup, we think this strong demand for equities is very likely to continue. However, investors are increasingly focusing their investments in a narrow group of technology sectors, where valuations are high, and where the slightest problem, either economic or fundamental, real or imagined, causes investors to become increasingly short-term oriented, causing an almost "day trading mentality." This, hopefully temporary, paradigm shift has dramatically increased the market's overall volatility.

     We believe that maintaining a longer-term perspective based on very strong growth in revenues and earnings of the companies in the Funds is essential.

Q WITH THE MARKET VALUATIONS AT RECORD LEVELS, WHAT SECTORS OF THE U.S. ECONOMY LOOK PARTICULARLY ATTRACTIVE NOW? WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A We believe we are still in a bull market that will bolster equities in general but will continue to favor small and large growth companies with strong unit growth, such as technology and drug stocks. The stocks in the Funds that have been under such severe pressure and dragged down absolute and relative performance during April and May are the very stocks that are making the strongest recoveries in June. We continue to believe the positive economic backdrop, coupled with the strong and sustainable earnings growth of the companies in the portfolio, will prevail for the balance of this economic cycle. Further, we believe that the secular opportunities in broadband infrastructure, web-enabling software, and rapid shifts in global telecommunications, along with exciting opportunities in the healthcare area, are the correct areas of concentration. We are currently reducing some exposure to Electronic Technology. However, we continue to feel the semi-conductor and capital equipment companies will continue to show solid advances. Likewise, we have reduced our software exposure where valuations look less attractive. As in April, we continue to selectively add healthcare holdings.

     In our view, we are experiencing protracted strong product cycles such as broadband communications chips, fiberoptics equipment, health technology, and web enabling software that promise to be the strong economic and stock market drivers for the foreseeable future. In the United States alone the penetration of usage of the personal computer, cell phone, and Internet has only scratched the surface. We expect that over the next several years dramatic increases in usage will be experienced. This coupled with the advances in Health Technology, to include drug delivery systems, genomics, and the biotechnology area argue that advances in technology -- only a few years ago thought to be impossible -- are going to be realized.

     In the months ahead, we will remain disciplined about cutting back or selling stocks which have exceeded our price targets while re-circulating capital into better risk/reward opportunities. While recent returns were volatile, the Funds continue to make very solid progress. For many investors, the recent stock market volatility is a good lesson that risk is inherent in investing. Long-term investors must be willing to accept fluctuations in their portfolio. While short periods of volatility are to be expected, we believe maintaining a longer-term perspective is essential.

     Given the narrowness of the market in the technology-related stocks, we have added some non-technology companies for additional diversification. We will continue to focus on finding attractive opportunities that we believe will provide superior returns and add value to the Funds in the new economy.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                             BALANCED         GROWTH          MID CAP     SMALL COMPANY
                                              FUND A          FUND A          FUND A      GROWTH FUND A
                                           ------------    ------------    ------------    ------------
ASSETS
  Investments in Portfolios, at cost ...   $ 32,088,603    $  7,567,963    $ 19,607,594    $ 51,366,079
                                           ============    ============    ============    ============
  Investments in Portfolios, at value ..   $ 37,219,645    $  9,076,802    $ 24,943,921    $ 63,202,964
  Receivables:
    Fund shares sold ...................          4,284             278          48,043           1,698
    Investments in Portfolios sold .....             --          16,335              --             973
    Due from advisor (Note 3) ..........         21,682           8,310           8,177          15,297
  Prepaid expenses .....................          1,493           5,499          11,211          11,812
                                           ------------    ------------    ------------    ------------
      Total assets .....................     37,247,104       9,107,224      25,011,352      63,232,744
                                           ------------    ------------    ------------    ------------
LIABILITIES
  Payables:
    Fund shares redeemed ...............             --          16,335              --             973
    Investments in Portfolios
      purchased ........................          4,284             278          48,043           1,698
  Accrued expenses .....................         26,444          21,065          34,847          54,189
  Deferred trustees' compensation
   (Note 3) ............................         31,625          19,298          12,527          43,807
                                           ------------    ------------    ------------    ------------
     Total liabilities .................         62,353          56,976          95,417         100,667
                                           ------------    ------------    ------------    ------------
NET ASSETS
  Applicable to shares of beneficial
    interest outstanding ...............   $ 37,184,751    $  9,050,248    $ 24,915,935    $ 63,132,077
                                           ============    ============    ============    ============
  Shares of beneficial interest
    outstanding ........................      2,244,388         453,116         995,037       3,064,668
                                           ------------    ------------    ------------    ------------
  NET ASSET VALUE PER SHARE* ...........   $      16.57    $      19.97    $      25.04    $      20.60
  MAXIMUM OFFERING PRICE PER SHARE
  (Net asset value divided by 94.25%) ..   $      17.58    $      21.19    $      26.57    $      21.86
                                           ============    ============    ============    ============
COMPONENTS OF NET ASSETS
  Paid-in capital ......................   $ 28,585,527    $  6,428,104    $ 14,641,745    $ 51,213,204
  Accumulated net investment loss ......       (196,194)        (49,551)       (129,512)        (24,382)
  Accumulated net realized gain on
    investments ........................      3,664,376       1,162,856       5,067,375         106,370
  Net unrealized appreciation of
    investments ........................      5,131,042       1,508,839       5,336,327      11,836,885
                                           ------------    ------------    ------------    ------------
      Net assets .......................   $ 37,184,751    $  9,050,248    $ 24,915,935    $ 63,132,077
                                           ============    ============    ============    ============

* Redemption price per share is equal to Net Asset Value less any applicable sales charges.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            BALANCED        GROWTH         MID CAP     SMALL COMPANY
                                                             FUND B         FUND B         FUND B      GROWTH FUND B
                                                           -----------    -----------    -----------    -----------
ASSETS
  Investments in Portfolios, at cost ...................   $   651,986    $ 1,704,907    $ 5,146,388    $ 1,379,216
                                                           ===========    ===========    ===========    ===========
  Investment in Portfolios, at value ...................   $   713,506    $ 1,871,558    $ 5,904,881    $ 1,596,874
  Cash .................................................         7,933          7,770          7,016         19,251
  Receivables:
    Fund shares sold ...................................            --            995         46,565         14,939
    Due from advisor (Note 3) ..........................        20,696          8,724          7,777          8,125
  Prepaid expenses .....................................         6,419         10,874         13,653         11,536
                                                           -----------    -----------    -----------    -----------
     Total assets ......................................       748,554      1,899,921      5,979,892      1,650,725
                                                           -----------    -----------    -----------    -----------
LIABILITIES
  Payables:
    Investments in Portfolios purchased ................            --            995         46,565         14,939
    Accrued expenses ...................................        34,992         33,316         46,550         39,550
    Deferred trustees' compensation (Note 3) ...........         4,546          4,546          4,546          4,546
                                                           -----------    -----------    -----------    -----------
       Total liabilities ...............................        39,538         38,857         97,661         59,035
                                                           -----------    -----------    -----------    -----------
NET ASSETS
   Applicable to shares of beneficial
    interest outstanding ...............................   $   709,016    $ 1,861,064    $ 5,882,231    $ 1,591,690
                                                           ===========    ===========    ===========    ===========
   Shares of beneficial interest outstanding ...........        32,742         86,558        229,756         79,920
                                                           -----------    -----------    -----------    -----------
   NET ASSET VALUE AND OFFERING PRICE PER SHARE* .......   $     21.65    $     21.50    $     25.60    $     19.92
                                                           ===========    ===========    ===========    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ......................................   $   623,528    $ 1,647,309    $ 5,165,487    $ 1,727,007
  Accumulated net investment loss ......................        (2,836)       (12,969)       (33,790)        (8,197)
  Accumulated net realized gain (loss)
    on investments .....................................        26,804         60,073         (7,959)      (344,778)
  Net unrealized appreciation of investments ...........        61,520        166,651        758,493        217,658
                                                           -----------    -----------    -----------    -----------
    Net assets .........................................   $   709,016    $ 1,861,064    $ 5,882,231    $ 1,591,690
                                                           ===========    ===========    ===========    ===========

* Redemption price per share is equal to Net Asset Value less any applicable sales charges.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                  MID CAP   SMALL COMPANY
                                                                  FUND C    GROWTH FUND C
                                                                 ---------    ---------
ASSETS
  Investments in Portfolios, at cost .........................   $ 233,586    $  52,041
                                                                 =========    =========
  Investment in Portfolios, at value .........................   $ 268,190    $  60,393
  Cash .......................................................       7,712        7,750
  Receivables:
    Due from advisor (Note 3) ................................       7,312        7,504
  Prepaid expenses ...........................................      13,199       13,198
                                                                 ---------    ---------
     Total assets ............................................     296,413       88,845
                                                                 ---------    ---------
LIABILITIES
  Accrued expenses ...........................................      27,217       27,176
  Deferred trustees' compensation (Note 3) ...................       1,337        1,337
                                                                 ---------    ---------
     Total liabilities .......................................      28,554       28,513
                                                                 ---------    ---------
NET ASSETS
  Applicable to shares of beneficial interest outstanding ....   $ 267,859    $  60,332
                                                                 =========    =========

  Shares of beneficial interest outstanding ..................      15,918        3,704
                                                                 ---------    ---------

  NET ASSET VALUE AND OFFERING PRICE PER SHARE* ..............   $   16.83    $   16.29
                                                                 =========    =========
COMPONENTS OF NET ASSETS
  Paid-in capital ............................................     311,566       67,531
  Accumulated net investment loss ............................        (472)         (93)
  Accumulated net realized loss on investments ...............     (77,839)     (15,458)
  Net unrealized appreciation on investments .................      34,604        8,352
                                                                 ---------    ---------
     Net assets ..............................................   $ 267,859    $  60,332
                                                                 =========    =========

* Redemption price per share is equal to Net Asset Value less any applicable sales charges.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  BALANCED         GROWTH         MID CAP      SMALL COMPANY
                                                   FUND A          FUND A          FUND A      GROWTH FUND A
                                                ------------    ------------    ------------    ------------
INVESTMENT INCOME
  Net investment income (loss) from
  Portfolios ................................   $    273,857    $    (20,469)   $    (65,478)   $     (6,738)
                                                ------------    ------------    ------------    ------------
  Expenses
  Administration fees (Note 3) ..............         44,194          16,876          28,521           9,123
  Amortization of deferred
     organization costs .....................             --              --             869              --
  Audit fees ................................          6,537           4,871           4,740           5,046
  Custody and accounting services fees ......          2,988           2,984           2,988           2,987
  Trustee fees ..............................         11,864           4,507           4,901          26,534
  Distribution fees (Note 4) ................         45,908          10,541          26,314           2,069
  Legal fees ................................          3,481             989             996             996
  Miscellaneous .............................          2,489             967           1,983           1,974
  Registration expense ......................         11,427           4,262           4,989           5,255
  Reports to shareholders ...................          4,928             996           4,856           1,362
  Shareholder servicing fees ................         27,545           6,324          15,789           1,242
  Transfer agent fees .......................         11,437          11,795          15,481          10,055
                                                ------------    ------------    ------------    ------------
     Total expenses .........................        172,798          65,112         112,427          66,643
     Less: fees waived and expenses
       absorbed (Note 3) ....................       (126,890)        (50,353)        (60,854)        (62,090)
                                                ------------    ------------    ------------    ------------
     Net expenses ...........................         45,908          14,759          51,573           4,553
                                                ------------    ------------    ------------    ------------
       NET INVESTMENT INCOME (LOSS) .........        227,949         (35,228)       (117,051)        (11,291)
                                                ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments ..........      3,691,169       1,168,224       5,076,459         324,329
  Net unrealized appreciation on
  investments ...............................      1,433,484         157,801       2,993,219      11,475,643
                                                ------------    ------------    ------------    ------------
  Net realized and unrealized gain on
     investments ............................      5,124,653       1,326,025       8,069,678      11,799,972
                                                ------------    ------------    ------------    ------------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ............   $  5,352,602    $  1,290,797    $  7,952,627    $ 11,788,681
                                                ============    ============    ============    ============

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             BALANCED      GROWTH       MID CAP   SMALL COMPANY
                                                              FUND B       FUND B       FUND B    GROWTH FUND B
                                                             ---------    ---------    ---------    ---------
INVESTMENT INCOME
  Net investment income (loss) from
  Portfolios .............................................   $   4,093    $  (3,489)   $ (10,858)   $  (2,787)
                                                             ---------    ---------    ---------    ---------
  Expenses:
  Administration fees (Note 3) ...........................       7,974        8,889       10,968        7,836
  Audit fees .............................................       4,741        5,212        5,313        4,979
  Custody and accounting services fees ...................       2,975        2,972        2,976        2,988
  Trustee fees ...........................................      17,829        5,020        5,136        5,034
  Distribution fees (Note 4) .............................       2,015        5,475       13,234        2,770
  Legal fees .............................................       1,504        1,448        1,039        1,295
  Miscellaneous ..........................................         959        1,475        1,138          594
  Registration expense ...................................       4,908        4,943        7,432        5,424
  Reports to shareholders ................................         985        1,052        1,138          972
  Shareholder servicing fees .............................         672        1,825        4,411          923
  Transfer agent fee .....................................       9,859        9,637        9,317        9,851
                                                             ---------    ---------    ---------    ---------
     Total expenses ......................................      54,421       47,948       62,102       42,666
     Less: fees waived and expenses
       absorbed (Note 3) .................................     (51,466)     (39,919)     (40,222)     (37,864)
                                                             ---------    ---------    ---------    ---------
     Net expenses ........................................       2,955        8,029       21,880        4,802
                                                             ---------    ---------    ---------    ---------
       NET INVESTMENT INCOME (LOSS) ......................       1,138      (11,518)     (32,738)      (7,589)
                                                             ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ................      38,304      112,690       18,836     (342,231)
  Net unrealized appreciation on
  investments ............................................      32,828       82,488      696,229      197,862
                                                             ---------    ---------    ---------    ---------
  Net realized and unrealized gain (loss)
     on investments ......................................      71,132      195,178      715,065     (144,369)
                                                             ---------    ---------    ---------    ---------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS .........................   $  72,270    $ 183,660    $ 682,327    $(151,958)
                                                             =========    =========    =========    =========

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MID CAP   SMALL COMPANY
                                                                FUND C*   GROWTH FUND C*
                                                               --------     --------
INVESTMENT INCOME
  Net investment (loss) from Portfolios .....................  $   (141)    $    (32)
                                                               --------     --------
  Expenses:
    Administration fees (Note 3) ............................     2,553        2,509
    Amortization of deferred organization costs .............     3,750        3,750
    Audit fees ..............................................     1,667        1,667
    Custody and accounting services fees ....................     1,000        1,000
    Trustee fees ............................................     2,170        2,170
    Distribution fees (Note 4) ..............................       200           57
    Legal fees ..............................................       166          167
    Miscellaneous ...........................................        66          257
    Registration expense ....................................     2,483        2,483
    Reports to shareholders .................................       333          333
    Shareholder servicing fees ..............................        67           19
    Transfer agent fee ......................................     3,333        3,333
                                                               --------     --------
      Total expenses ........................................    17,788       17,745
      Less: fees waived and expenses absorbed (Note 3) ......   (17,457)     (17,684)
                                                               --------     --------
      Net expenses ..........................................       331           61
                                                               --------     --------
        NET INVESTMENT LOSS .................................      (472)         (93)
                                                               --------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ..........................   (77,839)     (15,458)
  Net unrealized appreciation on investments ................    34,604        8,352
                                                               --------     --------
  Net realized and unrealized loss on investments ...........   (43,235)      (7,106)
                                                               --------     --------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...  $(43,707)    $ (7,199)
                                                               ========     ========

* Commenced operations on March 1, 2000.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             BALANCED                            GROWTH
                                                              FUND A                             FUND A
                                                ----------------------------------  ----------------------------------
                                                SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                 APRIL 30, 2000+  OCTOBER 31, 1999   APRIL 30, 2000+  OCTOBER 31, 1999
                                                  ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss)  ................   $   227,949      $    383,001      $   (35,228)     $  (47,661)
  Net realized gain on investments .............     3,691,169        10,702,187        1,168,224         584,984
  Net unrealized appreciation
   (depreciation) on investments ...............     1,433,484        (4,275,882)         157,801         721,825
                                                   -----------      ------------      -----------      ----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................     5,352,602         6,809,306        1,290,797       1,259,148
                                                   -----------      ------------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................      (466,868)         (386,588)              --              --
  From net realized gain .......................    (7,921,430)       (2,848,190)        (526,216)             --
                                                   -----------      ------------      -----------      ----------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........    (8,388,298)       (3,234,778)        (526,216)             --
                                                   -----------      ------------      -----------      ----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ....................     3,233,540        21,785,746        1,970,871       2,928,492
  Proceeds from reinvestment of
    distributions ..............................     8,025,235         3,217,777          508,700              --
  Costs of shares redeemed .....................    (3,379,236)      (38,289,659)      (1,001,547)     (1,087,804)
                                                   -----------      ------------      -----------      ----------
  Net increase (decrease) in net assets
    resulting from share transactions ..........     7,879,539       (13,286,136)       1,478,024       1,840,688
                                                   -----------      ------------      -----------      ----------
  TOTAL INCREASE (DECREASE) IN
    NET ASSETS .................................     4,843,843        (9,711,608)       2,242,605       3,099,836

NET ASSETS
  Beginning of period ..........................    32,340,908        42,052,516        6,807,643       3,707,807
                                                   -----------      ------------      -----------      ----------
  END OF PERIOD ................................   $37,184,751      $ 32,340,908      $ 9,050,248      $6,807,643
                                                   ===========      ============      ===========      ==========
CHANGE IN SHARES
  Shares sold ..................................       196,550         1,201,958           96,908         173,227
  Shares issued on reinvestment of
   distributions ...............................       512,600           190,209           27,015              --
  Shares redeemed ..............................      (199,157)       (2,139,435)         (50,759)        (64,497)
                                                   -----------      ------------      -----------      ----------
  Net increase (decrease)  .....................       509,993          (747,268)          73,164         108,730
                                                   ===========      ============      ===========      ==========

+ Unaudited.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        MID CAP                           SMALL COMPANY
                                                         FUND A                           GROWTH FUND A
                                           ----------------------------------   ----------------------------------
                                           SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                            APRIL 30, 2000+  OCTOBER 31, 1999    APRIL 30, 2000+  OCTOBER 31, 1999
                                             ------------      ------------       ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ....................   $   (117,051)     $    (85,123)      $    (11,291)     $    (15,262)
  Net realized gain on investments .......      5,076,459         1,080,502            324,329           531,825
  Net unrealized appreciation
    on investments .......................      2,993,219         2,285,862         11,475,643           212,208
                                             ------------      ------------       ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................      7,952,627         3,281,241         11,788,681           728,771
                                             ------------      ------------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain .................       (746,987)               --                 --                --
                                             ------------      ------------       ------------      ------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ..............      7,591,145         3,519,247          1,817,944           759,140
  Shares issued in exchange for Small
    Company Growth Fund I ................             --                --         60,938,915                --
  Proceeds from reinvestment of
    distributions ........................        624,918                --                 --                --
  Costs of shares redeemed ...............     (2,368,899)         (653,348)       (12,313,597)       (3,274,841)
                                             ------------      ------------       ------------      ------------
  Net increase (decrease) in net assets
    resulting from share transactions ....      5,847,164         2,865,899         50,443,262        (2,515,701)
                                             ------------      ------------       ------------      ------------
  TOTAL INCREASE (DECREASE) IN
    NET ASSETS ...........................     13,052,804         6,147,140         62,231,943        (1,786,930)

NET ASSETS
  Beginning of period ....................     11,863,131         5,715,991            900,134         2,687,064
                                             ------------      ------------       ------------      ------------
  END OF PERIOD ..........................   $ 24,915,935      $ 11,863,131       $ 63,132,077      $    900,134
                                             ============      ============       ============      ============

CHANGE IN SHARES
  Shares sold ............................        311,885           251,695             80,356            77,675
  Shares issued in exchange for Small
  Company Growth Fund I ..................             --                --          2,958,200                --
  Shares issued on reinvestment of
    distributions ........................         32,047                --                 --                --
  Shares redeemed ........................        (96,321)          (46,971)           (40,323)         (327,224)
                                             ------------      ------------       ------------      ------------
  Net increase (decrease) ................        247,611           204,724          2,998,233          (249,549)
                                             ============      ============       ============      ============

+ Unaudited.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                            BALANCED                             GROWTH
                                                             FUND B                              FUND B
                                                  ----------------------------        ----------------------------
                                                                  MARCH 31,1999*                      MARCH 31,1999*
                                               SIX MONTHS ENDED      THROUGH       SIX MONTHS ENDED      THROUGH
                                                APRIL 30, 2000+  OCTOBER 31, 1999   APRIL 30, 2000+  OCTOBER 31, 1999
                                                  -----------      -----------        -----------      -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss)  ...............   $     1,138      $       924        $   (11,518)     $    (3,888)
  Net realized gain (loss) on investments .....        38,304          (11,500)           112,690          (52,617)
  Net unrealized appreciation on
    investments ...............................        32,828           28,692             82,488           84,163
                                                  -----------      -----------        -----------      -----------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...............        72,270           18,116            183,660           27,658
                                                  -----------      -----------        -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................        (4,252)            (646)                --               --
                                                  -----------      -----------        -----------      -----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ...................       266,074          480,452            725,598          956,124
  Proceeds from reinvestment
    of distributions ..........................           381               48                 --               --
  Costs of shares redeemed ....................       (73,690)         (49,737)           (29,894)          (2,082)
                                                  -----------      -----------        -----------      -----------
  Net increase in net assets resulting
    from share transactions ...................       192,765          430,763            695,704          954,042
                                                  -----------      -----------        -----------      -----------
  TOTAL INCREASE IN NET ASSETS ................       260,783          448,233            879,364          981,700

NET ASSETS
  Beginning of period .........................       448,233               --            981,700               --
                                                  -----------      -----------        -----------      -----------
  END OF PERIOD ...............................   $   709,016      $   448,233        $ 1,861,064      $   981,700
                                                  ===========      ===========        ===========      ===========

CHANGE IN SHARES
  Shares sold .................................        12,593           26,493             33,561           54,492
  Shares issued on reinvestment
    of distributions ..........................            18                3                 --               --
  Shares redeemed .............................        (3,682)          (2,683)            (1,380)            (115)
                                                  -----------      -----------        -----------      -----------
  Net increase ................................         8,929           23,813             32,181           54,377
                                                  ===========      ===========        ===========      ===========

+ Unaudited.
* Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               MID CAP                           SMALL COMPANY
                                                               FUND B                            GROWTH FUND B
                                                 ---------------------------------    ----------------------------------
                                                                    MARCH 31,1999*                       MARCH 31,1999*
                                                 SIX MONTHS ENDED      THROUGH        SIX MONTHS ENDED     THROUGH
                                                  APRIL 30, 2000+  OCTOBER 31, 1999   APRIL 30, 2000+   OCTOBER 31, 1999
                                                    -----------       -----------       -----------       -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ..........................    $   (32,738)      $    (1,052)      $    (7,589)      $      (608)
  Net realized gain (loss) on investments ......         18,836           (26,795)         (342,231)           (2,547)
  Net unrealized appreciation on
    investments ................................        696,229            62,264           197,862            19,796
                                                    -----------       -----------       -----------       -----------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................        682,327            34,417          (151,958)           16,641
                                                    -----------       -----------       -----------       -----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ....................      4,521,443           718,409         1,651,747           112,985
  Costs of shares redeemed .....................        (53,283)          (21,082)          (37,725)               --
                                                    -----------       -----------       -----------       -----------
  Net increase in net assets resulting
    from share transactions ....................      4,468,160           697,327         1,614,022           112,985
                                                    -----------       -----------       -----------       -----------
    TOTAL INCREASE IN NET ASSETS ...............      5,150,487           731,744         1,462,064           129,626

NET ASSETS
  Beginning of period ..........................        731,744                --           129,626                --
                                                    -----------       -----------       -----------       -----------
  END OF PERIOD ................................    $ 5,882,231       $   731,744       $ 1,591,690       $   129,626
                                                    ===========       ===========       ===========       ===========

CHANGE IN SHARES
  Shares sold ..................................        185,045            48,396            72,005             9,767
  Shares redeemed ..............................         (2,206)           (1,479)           (1,852)               --
                                                    -----------       -----------       -----------       -----------
  Net increase .................................        182,839            46,917            70,153             9,767
                                                    ===========       ===========       ===========       ===========

+ Unaudited.
* Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                    MID CAP      SMALL COMPANY
                                                    FUND C       GROWTH FUND C
                                                --------------   --------------
                                                 MARCH 1,2000*   MARCH 1, 2000*
                                                    THROUGH         THROUGH
                                                 APRIL 30,2000+  APRIL 30, 2000+
                                                   ---------      ---------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ..........................   $    (472)     $     (93)
  Net realized loss on investments .............     (77,839)       (15,458)
  Net unrealized appreciation on investments ...      34,604          8,352
                                                   ---------      ---------
    NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS ..............................     (43,707)        (7,199)
                                                   ---------      ---------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ....................     311,649         67,531
  Cost of shares redeemed ......................         (83)            --
                                                   ---------      ---------
  Net increase in net assets resulting from
    share transactions .........................     311,566         67,531
                                                   ---------      ---------
    TOTAL INCREASE IN NET ASSETS ...............     267,859         60,332
                                                   =========      =========

NET ASSETS
  Beginning of period ..........................          --             --
  END OF PERIOD ................................   $ 267,859      $  60,332

CHANGE IN SHARES
  Shares sold ..................................      15,923          3,704
  Shares redeemed ..............................          (5)            --
                                                   ---------      ---------
  Net increase .................................      15,918          3,704
                                                   =========      =========

+ Unaudited.
* Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               BALANCED
                                                FUND A                      YEAR ENDED OCTOBER 31,
                                           SIX MONTHS ENDED   --------------------------------------------------
                                            APRIL 30, 2000+    1999       1998       1997       1996       1995
                                                ------        ------     ------     ------     ------     ------
Net asset value, beginning of period ......     $18.65        $16.95     $15.51     $13.91     $13.24     $11.24
                                                ------        ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...................       0.15          0.22       0.16       0.16       0.14       0.15
  Net realized and unrealized
    gain on investments ...................       2.62          2.88       2.44       2.64       1.34       2.00
                                                ------        ------     ------     ------     ------     ------
Total from investment operations ..........       2.77          3.10       2.60       2.80       1.48       2.15
                                                ------        ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
  From net investment income ..............      (0.26)        (0.22)     (0.15)     (0.16)     (0.14)     (0.15)
  From net realized gain ..................      (4.59)        (1.18)     (1.01)     (1.04)     (0.67)        --
                                                ------        ------     ------     ------     ------     ------
Total distributions .......................      (4.85)        (1.40)     (1.16)     (1.20)     (0.81)     (0.15)
                                                ------        ------     ------     ------     ------     ------
Net asset value, end of period ............     $16.57        $18.65     $16.95     $15.51     $13.91     $13.24
                                                ======        ======     ======     ======     ======     ======
Total return ..............................      16.44%^       19.20%     17.85%     21.76%     11.96%     19.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ....     $ 37.2        $ 32.3     $ 42.0     $ 35.3     $ 12.9     $ 12.5

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ................................       1.05%+        1.05%      1.05%      1.05%      1.05%      1.05%
  Net investment income ...................       1.24%+        1.21%      0.97%      1.10%      1.05%      1.32%

+   Unaudited.
+   Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^   Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.88%, 0.75%, 0.36%, 0.38%, 0.67% and 1.27%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      GROWTH
                                                                      FUND A
                                                                    YEAR ENDED
                                                                    OCTOBER 31,         FEB. 3,1997*
                                             SIX MONTHS ENDED   -------------------       THROUGH
                                              APRIL 30, 2000+    1999         1998    OCTOBER 31, 1997
                                                  ------        ------       ------       ------
Net asset value, beginning of period ........     $17.92        $13.67       $11.44       $10.00
                                                  ------        ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .......................      (0.07)        (0.12)       (0.07)       (0.03)
  Net realized and unrealized
    gain on investments .....................       3.49          4.37         2.30         1.47
                                                  ------        ------       ------       ------
Total from investment operations ............       3.42          4.25         2.23         1.44
                                                  ------        ------       ------       ------
LESS DISTRIBUTIONS:
  From net realized gain ....................      (1.37)           --           --           --
                                                  ------        ------       ------       ------
Net asset value, end of period ..............     $19.97        $17.92       $13.67       $11.44
                                                  ======        ======       ======       ======
Total return ................................     19.53%^        31.09%       19.49%      14.40%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ......     $  9.1        $  6.8       $  3.7       $  2.2
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ..................................       1.35%+        1.35%        1.35%        1.35%+
  Net investment loss .......................      (0.84%)+      (0.85%)      (0.68%)      (0.62%)+

+   Unaudited.
*   Commencement of operations.
+   Annualized.
# Includes the Fund'sshare of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^   Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 1.14%, 1.27%, 2.71% and 8.62%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          MID CAP
                                                                          FUND A
                                                    ------------------------------------------------------
                                                                                        DECEMBER 31, 1997*
                                                    SIX MONTHS ENDED     YEAR ENDED          THROUGH
                                                    APRIL 30, 2000+   OCTOBER 31, 1999   OCTOBER 31, 1998
                                                        ------             ------             ------
Net asset value, beginning of period ..............     $15.87             $10.53             $10.00
                                                        ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................      (0.11)             (0.11)             (0.03)
  Net realized and unrealized gain
    on investments ................................      10.22               5.45               0.56
                                                        ------             ------             ------
Total from investment operations ..................      10.11               5.34               0.53
                                                        ------             ------             ------
LESS DISTRIBUTIONS:
  From net realized gain ..........................      (0.94)                --                 --
                                                        ------             ------             ------
Net asset value, end of period ....................     $25.04             $15.87             $10.53
                                                        ======             ======             ======
Total return ......................................      65.38%^            50.71%             5.30%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............     $ 24.9             $ 11.9             $  5.7
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ........................................       1.39%+             1.39%              1.04%+
  Net investment loss .............................      (1.11%)+           (1.03%)            (0.43%)+

+    Unaudited.
*    Commencement of operations.
+    Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 1.05%, 1.02% and 2.04%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                  SMALL COMPANY
                                                                  GROWTH FUND A
                                           -----------------------------------------------------------
                                                                    YEAR ENDED
                                                                    OCTOBER 31,         FEB. 3,1997*
                                            SIX MONTHS ENDED  ----------------------      THROUGH
                                             APRIL 30, 2000+    1999         1998     OCTOBER 31, 1997
                                                ---------     ---------    ---------     ---------
Net asset value, beginning of period ......     $   13.55     $    8.50    $   10.42     $   10.00
                                                ---------     ---------    ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .....................         (0.11)++      (0.30)       (0.12)        (0.03)
  Net realized and unrealized gain
    (loss) on investments .................          7.16          5.35        (1.80)         0.45
                                                ---------     ---------    ---------     ---------
Total from investment operations ..........          7.05          5.05        (1.92)         0.42
                                                ---------     ---------    ---------     ---------
Net asset value, end of period ............     $   20.60     $   13.55    $    8.50     $   10.42
                                                =========     =========    =========     =========

Total return ..............................         52.03%^       59.41%      (18.43%)        4.20%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions).....     $    63.1      $    0.9     $    2.7      $    3.1
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ................................          1.55%+        1.55%        1.55%         1.55%+
  Net investment loss .....................         (1.36%)+      (1.35%)      (1.23%)       (1.14%)+

+   Unaudited.
*   Commencement of operations.
+   Annualized.
# Includes the Fund'sshare of expenses, net of fees waived and expenses absorbed, allocated from the Small Cap Portfolio.
^   Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 4.61%, 5.85%, 2.77% and 10.00%, respectively.
++ Per share numbers have been calculated using the average shares method as a result of the merger, which ocurred on April 28, 2000. (See Note 6)

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           BALANCED                              GROWTH
                                                            FUND B                               FUND B
                                              ----------------------------------    ---------------------------------
                                                                  MARCH 31,1999*                      MARCH 31, 1999*
                                              SIX MONTHS ENDED       THROUGH        SIX MONTHS ENDED      THROUGH
                                               APRIL 30, 2000+   OCTOBER 31, 1999   APRIL 30, 2000+   OCTOBER 31, 1999
                                                   ------            ------              ------           ------
Net asset value, beginning of period .........     $18.82            $18.89              $18.05           $17.65
                                                   ------            ------              ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)  ..............       0.08              0.04               (0.15)           (0.07)
  Net realized and unrealized gain
    (loss) on investments ....................       2.93             (0.08)               3.60             0.47
                                                   ------            ------              ------           ------
Total from investment operations .............       3.01             (0.04)               3.45             0.40
                                                   ------            ------              ------           ------
LESS DISTRIBUTIONS:
  From net investment income .................      (0.18)            (0.03)                 --               --
                                                   ------            ------              ------           ------
Net asset value, end of period ...............     $21.65            $18.82              $21.50           $18.05
                                                   ======            ======              ======           ======

Total return .................................      19.22%^           (0.20%)^            18.85%^           2.27%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)........     $  0.7            $  0.4              $  1.9           $  1.0
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ...................................       1.90%+            1.90%+              2.10%+           2.10%+
  Net investment income (loss) ...............       0.42%+            0.66%+             (1.57%)+         (1.70%)+

+   Unaudited.
*   Commencement of operations.
+   Annualized.
# Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^   Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 13.76% and 44.33%, respectively, in the case of the Balanced Fund B, 5.14% and 24.58%, respectively, in the case of the Growth Fund B.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                            MID CAP                            SMALL COMPANY
                                                            FUND B                             GROWTH FUND B
                                              ----------------------------------   -----------------------------------
                                                                  MARCH 31,1999*                       MARCH 31, 1999*
                                              SIX MONTHS ENDED       THROUGH        SIX MONTHS ENDED       THROUGH
                                               APRIL 30, 2000+   OCTOBER 31, 1999    APRIL 30, 2000+   OCTOBER 31, 1999
                                                   ------             ------             ------             ------
Net asset value, beginning of period .........     $15.60             $13.03             $13.27             $ 9.64
                                                   ------             ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ........................      (0.15)             (0.02)             (0.10)             (0.06)
  Net realized and unrealized gain
    on investments ...........................      10.15               2.59               6.75               3.69
                                                   ------             ------             ------             ------
Total from investment operations .............      10.00               2.57               6.65               3.63
                                                   ------             ------             ------             ------
Net asset value, end of period ...............     $25.60             $15.60             $19.92             $13.27
                                                   ======             ======             ======             ======

Total return .................................       64.1%^            19.72%^            50.11%^            37.66%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)........     $  5.9             $  0.7             $  1.6             $  0.1

RATIOS TO AVERAGE NET ASSETS:# ++
  Expenses ...................................       2.14%+             2.14%+             2.30%+             2.30%+
  Net investment loss ........................      (1.85%)+           (1.69%)+           (2.05%)+           (2.07%)+

+   Unaudited.
*   Commencement of operations.
+   Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Mid Cap and Small CapPortfolios.
^   Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 2.64% and 94.15%, respectively, in the case of the Mid Cap Fund B and 9.60% and 204.11%, respectively, in the case of the Small Company Growth Fund B.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  MID CAP        SMALL COMPANY
                                                   FUND C        GROWTH FUND C
                                               --------------    -------------
                                               MARCH 1, 2000*    MARCH 1, 2000*
                                                  THROUGH           THROUGH
                                               APRIL 30, 2000+   APRIL 30, 2000+
Net asset value, beginning of period ..........    $20.00           $20.00
                                                   ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .........................     (0.03)           (0.03)
  Net realized and unrealized loss
    on investments ............................     (3.14)           (3.68)
                                                   ------           ------
Total from investment operations ..............     (3.17)           (3.71)
                                                   ------           ------
Net asset value, end of period ................    $16.83           $16.29
                                                   ======           ======

Total return ..................................    (15.85%)^        (18.55%)^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ........    $  0.3           $  0.1

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ....................................      2.14%+           2.30%+
  Net investment loss .........................     (0.59%)+         (0.67%)+

+    Unaudited.
*    Commencement of operations.
+    Annualized.
# Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the Mid Cap and Small Cap Portfolios.
^    Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 60.79% and 349.14% for the Mid Cap Fund C and Small Company Growth Fund C, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers twelve separate series: Provident Investment Counsel Balanced Fund A (formerly known as Provident Investment Counsel Pinnacle Balanced Fund), Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund I (formerly known as Provident Investment Counsel Growth Fund), Provident Investment Counsel Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Growth Fund), Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Small Company Growth
Fund), Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Company Growth Fund C, Provident Investment Counsel Small Cap Growth Fund I (formerly known as Provident Investment Counsel Small Cap Growth Fund), Provident Investment Counsel Mid Cap Fund A (formerly known as Provident Investment Counsel Pinnacle Mid Cap Fund), Provident Investment Counsel Mid Cap Fund B, and Provident Investment Counsel Mid Cap Fund C (each a "Fund" and collectively the "Funds") Each Fund invests substantially all of its assets in the respective Portfolio, a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund I and Provident Investment Counsel Small Cap Growth Fund I are in separate reports.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION. The Funds reflect their investments in the respective Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolios is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolios, daily on their investments in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolios. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration L.L.C. ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolios. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

     PIC has voluntarily undertaken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Provident Investment Counsel Balanced Fund A                   1.05%
     Provident Investment Counsel Growth Fund A                     1.35%
     Provident Investment Counsel Mid Cap Fund A                    1.39%
     Provident Investment Counsel Small Company Growth Fund A       1.55%
     Provident Investment Counsel Balanced Fund B                   1.90%
     Provident Investment Counsel Growth Fund B                     2.10%
     Provident Investment Counsel Mid Cap Fund B                    2.14%
     Provident Investment Counsel Small Company Growth Fund B       2.30%
     Provident Investment Counsel Mid Cap Fund C                    2.14%
     Provident Investment Counsel Small Company Growth Fund C       2.30%

     The percentages are based on the Funds' average daily net assets.

     Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds and Portfolios if, within three subsequent years, a Fund's or Portfolio's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

     Fees waived and expenses absorbed by PIC for the period ended April 30, 2000 were as follows:

                                                       Fees       Expenses
                                                      Waived      Absorbed
                                                      -------     --------
     Provident Investment Counsel Balanced Fund A     $36,726      $90,164
     Provident Investment Counsel Growth Fund A         8,433       41,920
     Provident Investment Counsel Mid Cap Fund A       21,051       39,803
     Provident Investment Counsel Small Company
       Growth Fund A                                    1,655       60,435
     Provident Investment Counsel Balanced Fund B         537       50,929
     Provident Investment Counsel Growth Fund B         1,460       38,459
     Provident Investment Counsel Mid Cap Fund B        3,529       36,693
     Provident Investment Counsel Small Company
       Growth Fund B                                      739       37,126
     Provident Investment Counsel Mid Cap Fund C           53       17,404
     Provident Investment Counsel Small Company
       Growth Fund C                                        9       17,675

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

     ICA receives an annual fee for its services of $15,000 from each of the Funds.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The distributor received no commissions from sales or redemptions of fund shares during the period ended April 30, 2000.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

     For the period ended April 30, 2000, the change in the value of the phantom share account was as follows:

                                                               Unrealized
                                                              Appreciation
                                                              ------------
     Provident Investment Counsel Balanced Fund A                $7,691
     Provident Investment Counsel Growth Fund A                   4,835
     Provident Investment Counsel Mid Cap Fund A                  3,364
     Provident Investment Counsel Small Company
       Growth Fund A                                             10,823
     Provident Investment Counsel Balanced Fund B                 1,567
     Provident Investment Counsel Growth Fund B                   1,567
     Provident Investment Counsel Mid Cap Fund B                  1,567
     Provident Investment Counsel Small Company
       Growth Fund B                                              1,567
     Provident Investment Counsel Mid Cap Fund C                    568
     Provident Investment Counsel Small Company
       Growth Fund C                                                568

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

     The Trust, on behalf of the Balanced A, Growth A, Mid Cap A and Small Company Growth A Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each A Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Balanced A and Mid Cap A Funds, reimbursable amounts in excess of the maximum may be reimbursed in subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of April 30, 2000.

     Additionally, the Trust, on behalf of the Balanced B, Growth B, Mid Cap B, Small Company Growth B, Mid Cap C and Small Company C Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each B Fund and C Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.75% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities.

     Pursuant to a Shareholder Services Plan, effective June 30, 1998 (except with respect to the Mid Cap Fund A for which the effective date was September 30, 1998), each A Fund pays the Advisor a monthly fee at an annual rate of 0.15% of its average daily net assets as compensation for the provision of shareholder services.

     Additionally, pursuant to the Shareholder Services Plan effective March 31, 1999 (except with respect to Mid Cap Fund C and Small Company Fund C for which the effective date was March 1, 2000), each B Fund and C Fund pays the Advisor a monthly fee at an annual rate of 0.25% of its average daily net assets as compensation for the provision of shareholder services.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 5 - INVESTMENT TRANSACTIONS

     Additions and reductions in the investments in the respective Portfolios for the period ended April 30, 2000 were as follows:

                                                      Additions     Reductions
                                                     -----------   -----------
     Provident Investment Counsel Balanced Fund A    $ 3,350,362   $ 3,955,277
     Provident Investment Counsel Growth Fund A        2,004,157     1,118,098
     Provident Investment Counsel Mid Cap Fund A       7,614,858     2,604,725
     Provident Investment Counsel Small Company
       Growth Fund A                                  78,042,017    69,980,546
     Provident Investment Counsel Balanced Fund B        266,073        77,561
     Provident Investment Counsel Growth Fund B          725,598        29,894
     Provident Investment Counsel Mid Cap Fund B       4,521,442        53,283
     Provident Investment Counsel Small Company
       Growth Fund B                                   1,651,746        37,726
     Provident Investment Counsel Mid Cap Fund C         311,649            83
     Provident Investment Counsel Small Company
       Growth Fund C                                      67,531            --

     As of April 30, 2000 the Funds owned the following percentages of the Portfolios listed below:

     Provident Investment Counsel
       Balanced Fund A                    98.1% of PIC Balanced Portfolio
     Provident Investment Counsel
       Growth Fund A                      4.3% of PIC Growth Portfolio
     Provident Investment Counsel
       Mid Cap Fund A                     80.2% of PIC Mid Cap Portfolio
     Provident Investment Counsel
       Small Company Growth Fund A        18.6% of PIC Small Cap Portfolio
     Provident Investment Counsel
       Balanced Fund B                    1.9% of PIC Balanced Portfolio
     Provident Investment Counsel
       Growth Fund B                      0.9% of PIC Growth Portfolio
     Provident Investment Counsel
       Mid Cap Fund B                     18.9% of PIC Mid Cap Portfolio
     Provident Investment Counsel
       Small Company Growth Fund B        0.5% of PIC Small Cap Portfolio
     Provident Investment Counsel
       Mid Cap Fund C                     0.9% of PIC Mid Cap Portfolio
     Provident Investment Counsel
       Small Company Growth Fund C        0.1%* of PIC Small Cap Portfolio

* Less than 0.1%.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

NOTE 6 - FUND MERGER

     On April 28, 2000, the Provident Investment Counsel Small Company Growth Fund A acquired all the net assets of the Provident Investment Counsel Small Company Growth Fund I. This acquisition was accomplished by the tax-free exchange of shares of equal value on the acquisition date, pursuant to a plan of reorganization approved by the board of trustees. The net assets of the Provident Investment Counsel Small Company Growth Fund I immediately prior to the acquisition was as follows:

                                                                  Net Unrealized
                                                                   Appreciation
                                  Net Assets    Paid in Capital   on Investments
                                  ----------    ---------------   --------------
Provident Investment Counsel
     Small Company
     Growth Fund I                $60,938,915     $49,432,804      $11,506,111

     The net assets of Provident Investment Counsel Small Company Growth Fund A,
the  accounting   survivor  of  the   reorganization,   immediately  before  the
acquisition were $2,193,162.

                             PIC BALANCED PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares    EQUITY SECURITIES -- 64.44%                                 Value
--------------------------------------------------------------------------------

          APPAREL AND SHOE -- 0.69%
  7,100   Gap, Inc.                                                $    260,925
                                                                   ------------
          AUTOMOBILES -- 0.53%
  5,000   Harley-Davidson, Inc.                                         199,062
                                                                   ------------
          BIOTECHNOLOGY -- 0.52%
  1,700   Genentech, Inc.*                                              198,900
                                                                   ------------
          BUILDING PRODUCTS -- 1.99%
  7,000   Home Depot, Inc.                                              392,437
  7,300   Lowe's Companies, Inc.                                        361,350
                                                                   ------------
          Total Building Products                                       753,787
                                                                   ------------
          CHEMICALS -- 0.95%
  7,200   Pharmacia Corp.                                               359,550
                                                                   ------------
          COMPUTER SERVICES -- 2.18%
  9,000   Sun Microsystems, Inc.*                                       827,437
                                                                   ------------
          COMPUTER SOFTWARE -- 4.67%
  5,000   Gemstar International Group, Ltd.*                            231,250
 11,572   Microsoft Corp.*                                              807,147
  5,400   Oracle Corp.*                                                 431,662
  6,100   SAP AG-Sponsored ADR                                          299,662
                                                                   ------------
          Total Computer Software                                     1,769,721
                                                                   ------------
          COSMETICS -- 0.87%
  7,500   Estee Lauder Co. - Class A                                    330,937
                                                                   ------------
          CREDIT & FINANCE -- 1.13%
  5,600   Morgan Stanley Dean Witter & Co.                              429,800
                                                                   ------------
          DISCOUNT -- 1.30%
  9,100   Costco Companies, Inc.*                                       491,969
                                                                   ------------
          DRUGS -- 6.41%
 11,000   Bristol-Myers Squibb Co.                                      576,812
 11,700   Merck & Co., Inc.                                             813,150
  6,100   Schering-Plough Corp.                                         245,906
  7,000   Warner-Lambert Co.                                            796,687
                                                                   ------------
          Total Drugs                                                 2,432,555
                                                                   ------------
          ELECTRIC COMPONENTS/SEMICONDUCTORS -- 5.14%
  9,100   Analog Devices, Inc.*                                         698,994
  5,300   Texas Instruments, Inc.                                       863,237
  5,700   Vitesse Semiconductor Corp.*                                  387,956
                                                                   ------------
          Total Electric Components/Semiconductors                    1,950,187
                                                                   ------------
          ELECTRICAL EQUIPMENT/PERIPHERALS -- 5.71%
  2,100   Apple Computer, Inc.                                          260,531
  5,000   Applied Materials, Inc.*                                      509,062
  5,000   EMC Corp.*                                                    694,687
  1,900   PMC-Sierra, Inc.*                                             364,562
  3,700   SanDisk Corp.*                                                339,013
                                                                   ------------
          Total Electrical Equipment/Peripherals                      2,167,855
                                                                   ------------
          ELECTRICAL PRODUCTS -- 2.07%
  5,000   General Electric Co.                                          786,250
                                                                   ------------
          ELECTRONICS -- 0.81%
  1,200   Agilent Technologies, Inc.*                                   106,350
  1,800   International Business Machines Corp.                         200,925
                                                                   ------------
          Total Electronics                                             307,275
                                                                   ------------
          ENTERTAINMENT & LEISURE -- 5.64%
  8,000   AT & T Corp./Liberty Media Corp.*                             399,500
  4,200   EchoStar Communications Corp.*                                267,488
 10,700   Time Warner, Inc.                                             962,331
  9,400   Viacom, Inc.-Class B*                                         511,125
                                                                   ------------
          Total Entertainment & Leisure                               2,140,444
                                                                   ------------
          FINANCIAL SERVICES -- 1.07%
  2,700   American Express Co.                                          405,169
                                                                   ------------
          INTERNET SERVICES -- 0.78%
  1,100   Exodus Communications, Inc.*                                   97,281
    700   VeriSign, Inc.*                                                97,563
  2,100   Vignette Corp.*                                               101,194
                                                                   ------------
          Total Internet Services                                       296,038
                                                                   ------------

                             PIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------

          MEDICAL & DENTAL PRODUCTS -- 1.32%
  5,000   Allergan, Inc.                                           $    294,375
  1,300   MedImmune Inc.*                                               207,919
                                                                   ------------
          Total Medical & Dental Products                               502,294
                                                                   ------------
          MEDICAL INSTRUMENTS -- 0.47%
  3,400   Medtronic, Inc.                                               176,588
                                                                   ------------
          NETWORKING -- 6.04%
  1,000   Brocade Communications Systems, Inc.*                         124,000
 28,700   Cisco Systems, Inc.*                                        1,989,717
  2,400   Network Appliance, Inc.*                                      177,450
                                                                   ------------
          Total Networking                                            2,291,167
                                                                   ------------
          RAIL -- 0.87%
  4,600   Kansas City Southern Industries, Inc.                         330,625
                                                                   ------------
          SPECIALTY RETAIL -- 1.27%
 10,000   Kohl's Corp.*                                                 480,000
                                                                   ------------
          SUPERMARKET -- 1.24%
 10,700   Safeway, Inc.*                                                472,138
                                                                   ------------
          TELECOMMUNICATIONS -- 9.78%
 14,500   AT & T Wireless Group*                                        461,281
  2,700   CIENA Corp.*                                                  333,788
  5,700   Corning Glass, Inc.                                         1,125,750
  5,000   Ericsson, (L.M.) Telephone Co. ADR                            442,188
  2,800   JDS Uniphase Corp.*                                           290,500
  3,000   Nextel Communications, Inc.-Class A*                          328,313
 12,800   Nokia Corp. ADR                                               728,000
                                                                   ------------
          Total Telecommunications                                    3,709,820
                                                                   ------------
           TELEPHONE COMMUNICATIONS -- 0.99%
 15,000   McLeodUSA, Inc.*                                              375,000
                                                                   ------------
           TOTAL EQUITY SECURITIES (cost $19,221,173)                24,445,493
                                                                   ------------
PRINCIPAL
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            FIXED INCOME SECURITIES -- 26.21%

            CORPORATE BONDS -- 4.05%
$  425,000  Associates Corp. of North America,
              6.375%, 08/15/2000                                   $    424,537
   375,000  Hanson Overseas B.V.,
              7.375%, 1/15/2003                                         372,656
   100,000  Hertz Corp.,
              6.000%, 1/15/2003                                          96,125
   300,000  Household Bank FSB,
              6.500%, 7/15/2003                                         285,750
   350,000  Progressive Corp.,
              10.125%, 12/15/2000                                       356,231
                                                                   ------------
            Total Corporate Bonds                                     1,535,299
                                                                   ------------
            FINANCE BONDS -- 1.67%
   260,000  Goldman Sachs Group, Inc.,
              7.500%, 1/28/2005                                         255,775
   100,000  Household Finance Corp.,
              5.875%, 9/25/2004                                          92,500
   300,000  Paine Webber Group, Inc.,
               6.450%, 12/1/2003                                        284,250
                                                                   ------------
            Total Finance Bonds                                         632,525
                                                                   ------------
            INDUSTRIAL BONDS -- 3.48%
   700,000  PDVSA Finance Ltd.,
              8.750%, 2/15/2004                                         683,375
   250,000  Target Corp.,
              7.500%, 2/15/2005                                         250,313
   400,000  TRW Inc.,
              6.500%, 6/1/2002                                          386,500
                                                                   ------------
            Total Industrial Bonds                                    1,320,188
                                                                   ------------
            TREASURY OBLIGATIONS -- 17.01%
   520,000  U.S Treasury Bonds,
              9.000%, 11/15/2018                                        672,260
 2,650,000  U.S Treasury Bonds,
              5.250%, 02/15/2029                                      2,332,965
   780,000  U.S Treasury Notes,
              6.500%, 02/28/2002                                        777,259
 1,050,000  U.S Treasury Notes,
              6.500%, 03/31/2002                                      1,046,390
   300,000  U.S Treasury Notes,
              5.500%, 03/31/2003                                        291,358
   360,000  U.S Treasury Notes,
              5.875%, 02/15/2004                                        351,799

                             PIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
$  500,000  U.S Treasury Notes,
              5.875%, 11/15/2004                                   $    486,916
   310,000  U.S Treasury Notes,
              6.500%, 02/15/2010                                        316,256
   170,000  U.S Treasury Notes,
              6.250%, 05/15/2030                                        176,849
                                                                   ------------
            Total Treasury Obligations                                6,452,052
                                                                   ------------
            TOTAL FIXED INCOME SECURITIES (cost $9,971,777)           9,940,064
                                                                   ------------
            MONEY MARKET INVESTMENTS -- 9.18%
 1,741,487  Temporary Investment Fund Inc. - Temp Fund                1,741,488
 1,741,487  Temporary Investment Fund Inc. - Temp Cash                1,741,488
                                                                   ------------
            TOTAL MONEY MARKET INVESTMENTS (cost $3,482,976)          3,482,976
                                                                   ------------
            TOTAL INVESTMENTS (cost $32,675,926)                     37,868,533
                                                                   ------------

                                                                       VALUE
--------------------------------------------------------------------------------
            OTHER ASSETS -- 2.05%
            Receivables:
              Securities sold                                       $    572,506
              Interest sold                                                4,284
              Dividends and interests                                    194,747
            Other assets                                                   1,207
                                                                    ------------
              Total Other Assets                                         772,744
                                                                    ------------
            TOTAL ASSETS                                              38,641,277
                                                                    ------------
            LIABILITIES -- (1.88%)
            Payables:
              Interest redeemed                                          656,503
              Due to advisor (Note 3)                                        363
            Accrued Expenses                                              23,551
            Deferred trustees' compensation (Note 3)                      27,394
                                                                    ------------
              Total Liabilities                                          707,811
                                                                    ------------
            NET ASSETS - 100.00%                                    $ 37,933,466
                                                                    ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares    EQUITY SECURITIES -- 95.23%                                  Value
--------------------------------------------------------------------------------

          APPAREL AND SHOE -- 0.98%
 56,700   Gap,Inc.                                                 $  2,083,725
                                                                   ------------
          AUTOMOBILES -- 0.76%
 40,400   Harley-Davidson, Inc.                                       1,608,425
                                                                   ------------
          BIOTECHNOLOGY -- 0.73%
 13,200   Genentech, Inc.*                                            1,544,400
                                                                   ------------
          BUILDING PRODUCTS -- 3.05%
 59,550   Home Depot, Inc.                                            3,338,522
 63,300   Lowe's Companies, Inc.                                      3,133,350
                                                                   ------------
          Total Building Products                                     6,471,872
                                                                   ------------
          CHEMICALS -- 1.39%
 59,200   Pharmacia Corp.                                             2,956,300
                                                                   ------------
          COMPUTER SERVICES -- 4.12%
 95,200   Sun Microsystems, Inc.*                                     8,752,450
                                                                   ------------
          COMPUTER SOFTWARE -- 7.87%
 27,700   Adobe Systems, Inc.                                         3,349,969
 37,600   Gemstar International Group, Ltd.*                          1,739,000
 89,924   Microsoft Corp.*                                            6,272,199
 39,600   Oracle Corp.*                                               3,165,525
 44,400   SAP AG-Sponsored ADR                                        2,181,150
                                                                   ------------
          Total Computer Software                                    16,707,843
                                                                   ------------
          COSMETICS & SOAPS -- 1.67%
 60,200   Estee Lauder Co.-Class A                                    2,656,325
 14,800   Procter & Gamble Co.                                          882,450
                                                                   ------------
          Total Cosmetics & Soaps                                     3,538,775
                                                                   ------------
          DISCOUNT -- 1.84%
 72,200   Costco Companies, Inc.*                                     3,903,312
                                                                   ------------
          DRUGS -- 8.66%
 97,500   Bristol-Myers Squibb Co.                                    5,112,656
 60,500   Merck & Co., Inc.                                           4,204,750
 45,200   Schering-Plough Corp.                                       1,822,125
 63,600   Warner-Lambert Co.                                          7,238,475
                                                                   ------------
          Total Drugs                                                18,378,006
                                                                   ------------
          ELECTRONICS -- 0.88%
  8,600   Agilent Technologies, Inc.*                                   762,175
 10,000   International Business Machines Corp.                       1,116,250
                                                                   ------------
          Total Electronics                                           1,878,425
                                                                   ------------
          ELECTRICAL EQUIPMENT/PERIPHERALS -- 8.91%
 21,200   Apple Computer, Inc.                                        2,630,125
 43,600   Applied Materials, Inc.*                                    4,439,025
 44,900   EMC Corp.*                                                  6,238,294
 13,300   PMC-Sierra, Inc.*                                           2,551,937
 33,400   SanDisk Corp.*                                              3,060,275
                                                                   ------------
          Total Electrical Equipment/Peripherals                     18,919,656
                                                                   ------------
          ELECTRIC COMPONENTS/SEMICONDUCTORS -- 7.52%
 64,900   Analog Devices, Inc.*                                       4,985,131
 51,000   Texas Instruments, Inc.                                     8,306,625
 39,100   Vitesse Semiconductor Corp.*                                2,661,244
                                                                   ------------
          Total Electric Components/Semiconductors                   15,953,000
                                                                   ------------
          ELECTRICAL PRODUCTS -- 3.27%
 44,100   General Electric Co.                                        6,934,725
                                                                   ------------
          ENTERTAINMENT & LEISURE -- 8.07%
 63,400   AT&T Corp./Liberty Media Corp.-Class A*                     3,166,037
 30,000   CBS Corp.                                                   1,762,500
 35,200   EchoStar Communications Corp.*                              2,241,800
 92,500   Time Warner, Inc.                                           8,319,219
 30,000   Viacom, Inc.-Class B*                                       1,631,250
                                                                   ------------
          Total Entertainment & Leisure                              17,120,806
                                                                   ------------
          FINANCIAL SERVICES -- 3.07%
 20,000   American Express Co.                                        3,001,250
 45,800   Morgan Stanley Dean Witter & Co.                            3,515,150
                                                                   ------------
          Total Financial Services                                    6,516,400
                                                                   ------------
          INTERNET SERVICES -- 1.10%
  8,700   Exodus Communications, Inc.*                                  769,406
  6,300   VeriSign, Inc.*                                               878,062
 14,100   Vignette Corp.*                                               679,444
                                                                   ------------
          Total Internet Services                                     2,326,912
                                                                   ------------

                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------

          MEDICAL & DENTAL PRODUCTS -- 3.05%
 41,500   Allergan, Inc.                                           $  2,443,312
 29,100   Johnson & Johnson                                           2,400,750
 10,200   MedImmune, Inc.*                                            1,631,363
                                                                   ------------
          Total Medical & Dental Products                             6,475,425
                                                                   ------------
          MEDICAL INSTRUMENTS -- 0.77%
 31,500   Medtronic, Inc.                                             1,636,031
                                                                   ------------
          NETWORKING -- 7.90%
  6,800   Brocade Communications Systems, Inc.*                         843,200
219,100   Cisco Systems, Inc.*                                       15,189,792
  9,800   Network Appliance, Inc.*                                      724,588
                                                                   ------------
          Total Networking                                           16,757,580
                                                                   ------------
          SPECIALTY RETAIL -- 1.82%
 80,716   Kohl's Corp.*                                               3,874,368
                                                                   ------------
          SUPERMARKETS -- 1.79%
 86,000   Safeway, Inc.*                                              3,794,750
                                                                   ------------
          TELECOMMUNICATIONS -- 13.76%
107,800   AT& T Wireless Group*                                       3,429,388
 24,800   CIENA Corp.*                                                3,065,900
 38,600   Corning Glass, Inc.                                         7,623,500
 37,000   Ericsson, (L.M.) Telephone Co. ADR                          3,272,188
 18,600   JDS Uniphase Corp.*                                         1,929,750
 30,400   Nextel Communications, Inc. - Class A*                      3,326,900
115,200   Nokia Corp. ADR                                             6,552,000
                                                                   ------------
          Total Telecommunications                                   29,199,626
                                                                   ------------
          TELEPHONE -- 1.18%
100,800   McLeodUSA, Inc.*                                            2,520,000
                                                                   ------------
          TRANSPORTATION-RAIL -- 1.07%
 31,600   Kansas City Southern Industries, Inc.                       2,271,250
                                                                   ------------
          TOTAL EQUITY SECURITIES (cost $154,135,026)               202,124,062
                                                                   ------------
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
            MONEY MARKET INVESTMENTS -- 7.04%
$7,477,354  Temporary Investment Fund Inc. - Temp Fund             $  7,477,354
 7,477,354  Temporary Investment Fund Inc. - Temp Cash                7,477,354
                                                                   ------------
            TOTAL MONEY MARKET INVESTMENTS (cost $14,954,708)        14,954,708
                                                                   ------------
            TOTAL INVESTMENTS (cost $169,089,734)                   217,078,770
                                                                   ------------
            OTHER ASSETS -- 1.01% Receivables:
               Securities sold                                        1,950,530
               Interest sold                                             34,900
               Dividends and interest                                   124,759
            Prepaid Insurance                                             4,243
            Other assets                                                 23,317
                                                                   ------------
               Total Other Assets                                     2,137,749
                                                                   ------------
            TOTAL ASSETS                                            219,216,519
                                                                   ------------
            LIABILITIES -- (3.28%)
            Payables:
               Securities purchased                                   6,731,516
               Interest redeemed                                         17,270
               Due to advisor (Note 3)                                  121,143
            Accrued expenses                                             29,649
            Deferred trustees' compensation (Note 3)                     64,398
                                                                   ------------
               Total Liabilities                                      6,963,976
                                                                   ------------
            NET ASSETS - 100.00%                                   $212,252,543
                                                                   ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

                              PIC MID CAP PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares    EQUITY SECURITIES -- 93.24%                                 Value
--------------------------------------------------------------------------------

          AIRLINES -- 3.50%
 26,750   Ryanair Holdings plc*                                    $  1,090,062
                                                                   ------------
          APPAREL AND SHOE -- 1.69%
 13,700   Intimate Brands, Inc. - Class A                               527,450
                                                                   ------------
          BIOTECHNOLOGY -- 1.97%
 13,000   Celgene Corp.*                                                611,812
                                                                   ------------
          BUSINESS SERVICES -- 0.65%
 11,500   Profit Recovery Group International, Inc. (The)*              201,969
                                                                   ------------
          COMPUTER SERVICES -- 3.68%
  5,600   CSG Systems International, Inc.*                              258,300
 13,100   Amdocs Ltd.*                                                  886,706
                                                                   ------------
          Total Computer Services                                     1,145,006
                                                                   ------------
          COMPUTER SOFTWARE -- 10.06%
  4,100   Adobe Systems, Inc.                                           495,844
  3,200   Aspect Development, Inc.*                                     221,200
  5,550   Business Objects S.A.*                                        543,206
  3,450   Macromedia, Inc.*                                             300,150
  8,950   Mercury Interactive Corp.*                                    805,500
  1,300   Micromuse, Inc.*                                              127,562
  7,500   Rational Software Corp.*                                      638,437
                                                                   ------------
          Total Computer Software                                     3,131,899
                                                                   ------------
          DISCOUNT -- 1.02%
  5,500   Dollar Tree Stores, Inc.*                                     318,312
                                                                   ------------
          DRUGS -- 5.82%
 20,250   Alza Corp.*                                                   892,266
 20,850   Teva Pharmaceutical Industries, Ltd.                          917,400
                                                                   ------------
          Total Drugs                                                 1,809,666
                                                                   ------------
          ELECTRIC POWER -- 2.13%
  15,050  Montana Power Co.                                             663,141
                                                                   ------------
          ELECTRIC COMPONENTS/SEMICONDUCTORS -- 20.41%
  8,150   Altera Corp.*                                                 833,337
  6,600   Conexant Systems, Inc.*                                       395,175
  4,800   Credence Systems Corp.*                                       685,200
  4,150   Cree, Inc.*                                                   603,825
  5,700   Cypress Semiconductor Corp.*                                  296,044
  5,150   Globespan, Inc.*                                              489,250
  8,900   Integrated Device Technology, Inc.*                           427,756
 13,500   Jabil Circuit, Inc.*                                          552,656
  2,450   QLogic Corp.*                                                 245,766
 13,750   SCI Systems, Inc.*                                            732,187
  6,525   Teradyne, Inc.*                                               717,750
  6,000   Veeco Instruments, Inc.*                                      372,750
                                                                   ------------
          Total Electric Components/ Semiconductors                   6,351,696
                                                                   ------------
          ELECTRICAL EQUIPMENT/PERIPHERALS -- 2.18%
  2,600   SanDisk Corp.*                                                238,225
  5,000   TranSwitch Corp.*                                             440,312
                                                                   ------------
          Total Electrical Equipment / Peripherals                      678,537
                                                                   ------------
          ELECTRONICS -- 1.31%
  6,300   Maxim Integrated Products, Inc.*                              408,319
                                                                   ------------
          ENTERTAINMENT & LEISURE -- 1.37%
  8,050   UnitedGlobalCom, Inc.*                                        427,656
                                                                   ------------
          INTERNET SERVICES -- 7.48%
  6,000   Alteon Websystems, Inc.*                                      408,000
  5,200   Ariba, Inc.*                                                  385,775
  4,250   Clarent Corp.*                                                289,000
 11,025   Intuit, Inc.*                                                 396,211
  3,000   VeriSign, Inc.*                                               418,125
  9,000   Vignette Corp.*                                               433,688
                                                                   ------------
          Total Internet Services                                     2,330,799
                                                                   ------------
          MEDICAL AND DENTAL PRODUCTS -- 2.10%
 11,100   Allergan, Inc.                                                653,513
                                                                   ------------

                              PIC MID CAP PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------

          MEDICAL INSTRUMENTS -- 1.81%
  1,600   Affymetrix, Inc.*                                        $    216,100
  5,800   PE Corp.-PE Biosystems Group                                  348,000
                                                                   ------------
          Total Medical Instruments                                     564,100
                                                                   ------------
          MISCELLANEOUS -- 1.89%
  6,550   AES Corp. (The)                                               589,091
                                                                   ------------
          NETWORKING -- 3.09%
  6,900   Extreme Networks, Inc.*                                       397,613
  7,600   Network Appliance, Inc.*                                      561,925
                                                                   ------------
          Total Networking                                              959,538
                                                                   ------------
          OIL & GAS U.S. EXPLORATION/PRODUCTION -- 2.24%
  4,550   Cooper Cameron Corp.*                                         341,250
  8,975   Nabors Industries, Inc.*                                      353,952
                                                                   ------------
          Total Oil & Gas U.S. Exploration/Production                   695,202
                                                                   ------------
          OIL FIELD SERVICES -- 3.07%
  3,350   BJ Services Co.*                                              235,338
 21,625   ENSCO International, Inc.                                     717,680
                                                                   ------------
          Total Oil Field Services                                      953,018
                                                                   ------------
          SPECIALTY RETAIL -- 0.67%
  2,850   Tiffany & Co., Inc.                                           207,159
                                                                   ------------
          TELECOMMUNICATIONS -- 13.73%
 14,700   ADC Telecommunications, Inc.*                                 893,025
 15,750   Broadwing, Inc.                                               445,922
  9,100   Comverse Technology, Inc.*                                    811,606
  5,400   JDS Uniphase Corp.*                                           560,250
 18,500   Metromedia Fiber Network, Inc.*                               571,188
  6,400   Netro Corp.*                                                  276,000
 13,000   Time Warner Telecom, Inc.*                                    711,750
                                                                   ------------
          Total Telecommunications                                    4,269,741
                                                                   ------------
          WIRELESS SERVICES -- 1.37%
 19,500   Nextel Partners, Inc.- Class A*                               427,781
                                                                   ------------
          TOTAL EQUITY SECURITIES (cost $22,885,305)                 29,015,467
                                                                   ------------

PRINCIPAL
 AMOUNT
--------------------------------------------------------------------------------
            MONEY MARKET INVESTMENTS -- 7.96%
$1,238,756  Temporary Investment Fund, Inc. - Temp Fund               1,238,756
 1,238,756  Temporary Investment Fund, Inc. - Temp Cash               1,238,756
                                                                   ------------
            TOTAL MONEY MARKET INVESTMENTS (cost $2,477,512)          2,477,512
                                                                   ------------
            TOTAL INVESTMENTS (cost $25,362,817)                     31,492,979
                                                                   ------------
            OTHER ASSETS -- 1.30% Receivables:
               Securities sold                                          297,334
               Interest sold                                             94,608
               Dividends and interest                                    11,495
            Prepaid Insurance                                               219
                                                                   ------------
               Total Other Assets                                       403,656
                                                                   ------------
            TOTAL ASSETS                                             31,896,635
                                                                   ------------
            LIABILITIES -- (2.50%)
            Payables:
               Securities purchased                                     735,247
               Due to advisor (Note 3)                                    3,373
            Accrued expenses                                             29,403
            Deferred trustees' compensation (Note 3)                      8,924
                                                                   ------------
               Total Liabilities                                        776,947
                                                                   ------------
            NET ASSETS - 100%                                      $ 31,119,688
                                                                   ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

                             PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares    EQUITY SECURITIES -- 91.80%                                  Value
--------------------------------------------------------------------------------

          AIRLINES -- 1.17%
 55,440   Ryanair Holdings plc ADS*                                $  2,259,180
 40,000   Skywest, Inc.                                               1,685,000
                                                                   ------------
          Total Airlines                                              3,944,180
                                                                   ------------
          APPAREL AND SHOES -- 1.55%
 47,700   Hot Topic, Inc.*                                            1,466,775
 30,300   Pacific Sunwear Of California, Inc.*                        1,032,094
 91,150   Too, Inc.*                                                  2,728,803
                                                                   ------------
          Total Apparel and Shoes                                     5,227,672
                                                                   ------------
          AUTO PARTS -- 1.16%
121,600   Gentex Corp.*                                               3,921,600
                                                                   ------------
          BANKS -- 0.18%
 15,200   Commerce Bancorp, Inc.                                        603,250
                                                                   ------------
          BIOTECHNOLOGY -- 6.44%
 21,800   Abgenix, Inc.*                                              1,952,462
 28,600   Alkermes, Inc.*                                             1,522,950
 21,000   Aurora Biosciences Corp.*                                     761,250
 59,100   Celgene Corp.*                                              2,781,394
 32,700   Digene Corp.*                                               1,393,837
 22,500   Emisphere Technologies, Inc.*                                 923,555
  8,200   Human Genome Sciences, Inc.*                                  627,812
 23,100   Ilex Oncology, Inc.*                                          554,400
 29,800   Invitrogen Corp.*                                           1,858,775
 85,700   Isis Pharmaceuticals, Inc.*                                   953,412
 11,600   Millennium Pharmaceuticals, Inc.*                             920,750
 38,300   Neose Technology, Inc.*                                     1,196,875
 33,700   Pharmacopeia, Inc.*                                         1,385,912
 55,400   QLT PhotoTherapeutics, Inc.*                                3,078,162
 33,600   Sangamo Biosciences, Inc.*                                    331,800
 28,900   Vertex Pharmaceuticals, Inc.*                               1,510,025
                                                                   ------------
          Total Biotechnology                                        21,753,371
                                                                   ------------
          BUSINESS SERVICES -- 2.86%
  6,900   Corporate Executive Board Co.*                                405,375
 25,100   CoStar Group, Inc.*                                           602,008
 12,800   Iron Mountain, Inc.*                                          448,000
196,700   Profit Recovery Group International, Inc. (The)*            3,454,544
 85,900   Teletech Holdings, Inc.*                                    2,802,487
 29,940   TMP Worldwide, Inc.*                                        1,957,327
                                                                   ------------
          Total Business Services                                     9,669,741
                                                                   ------------
          COMPUTER SERVICES -- 7.70%
 98,900   BISYS Group, Inc.*                                          6,187,431
 25,100   Digital Lightwave, Inc.*                                    1,719,350
 55,400   DSP Group, Inc.*                                            3,940,325
 32,300   Electro Scientific Industries, Inc.*                        2,036,919
 38,400   Globix Corp.*                                                 864,000
 62,400   Henry Jack & Associates, Inc.                               2,464,800
  8,700   MIPS Technologies, Inc.*                                      251,212
 60,400   Modem Media Poppe Tyson, Inc.*                                883,350
 43,700   National Computer Systems, Inc.                             2,247,819
 56,450   NICE Systems, Ltd. ADR*                                     3,693,947
 34,700   Optimal Robotics Corp.*                                     1,474,750
  8,300   Versata, Inc.*                                                252,112
                                                                   ------------
          Total Computer Services                                    26,016,015
                                                                   ------------
          COMPUTER SOFTWARE -- 8.53%
 34,800   Business Objects S.A. ADS*                                  3,406,050
 24,600   Clarus Corp.*                                                 988,612
 56,100   Electronics For Imaging, Inc.*                              2,931,225
133,700   Emachines, Inc.*                                            1,144,806
 46,600   Exchange Applications, Inc.*                                  567,937
 50,000   Informatica Corp.*                                          2,096,875
 40,000   Macromedia, Inc.*                                           3,480,000
 43,900   Manugistics Group, Inc.*                                    1,879,469
 43,200   Mercator Software, Inc.*                                    1,590,300
 29,700   Mercury Interactive Corp.*                                  2,673,000

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
 31,100   Metasolv Software, Inc.*                                 $  1,061,287
  5,800   Micromuse, Inc.*                                              569,125
 36,900   Mission Critical Software, Inc.*                            1,328,400
 45,300   National Instruments Corp.*                                 2,208,375
 17,000   OTG Software, Inc.*                                           374,000
 52,400   Peregrine Systems, Inc.*                                    1,260,875
 39,500   Verity, Inc.*                                               1,281,281
                                                                   ------------
          Total Internet Services                                    28,841,617
                                                                   ------------
          CREDIT & FINANCE -- 0.53%
 96,600   Americredit Corp.*                                          1,805,212
                                                                   ------------
          DISCOUNT -- 2.82%
 99,133   99 CENTS Only Stores, Inc.*                                 3,729,879
100,680   Dollar Tree Stores, Inc.*                                   5,826,855
                                                                   ------------
          Total Discount                                              9,556,734
                                                                   ------------
          DRUGS -- 3.41%
 55,400   Cephalon, Inc.*                                             3,116,250
 67,600   Dusa Pharmaceuticals, Inc.*                                 1,115,400
 35,950   Jones Pharmaceuticals, Inc.                                 1,035,809
 36,300   K-V Pharmaceutical Co.- Class A*                              916,575
 61,000   Medicis Pharmaceutical Corp.-Class A*                       2,668,750
 25,971   Shire Pharmaceuticals Group, plc*                           1,045,333
 49,400   Supergen, Inc.*                                             1,636,375
                                                                   ------------
          Total Drugs                                                11,534,492
                                                                   ------------
          ELECTRONICS COMPONENTS/SEMICONDUCTORS -- 22.89%
 42,200   Advanced Energy Industries, Inc.*                           2,911,800
 34,200   Alpha Industries, Inc.                                      1,778,400
179,300   ASM International, N.V.*                                    6,185,850
 74,375   Brooks Automation, Inc.*                                    6,670,508
 61,700   Burr-Brown Corp.*                                           4,203,312
 52,700   Credence Systems Corp.*                                     7,522,925
 32,400   Cree, Inc.*                                                 4,714,200
 13,500   Digitas, Inc.*                                                208,406
 10,000   Elantec Semiconductor, Inc.*                                  405,000
 29,800   Electroglas, Inc.*                                          1,154,750
 38,300   Exar Corp.*                                                 3,070,583
 55,800   Gasonics International Corp.*                               1,841,400
 40,200   GlobeSpan, Inc.*                                            3,819,000
 82,200   Integrated Device Technology, Inc.*                         3,950,737
 44,100   Lattice Semiconductor Corp.*                                2,971,237
 39,300   LTX Corp.*                                                  1,797,975
 23,800   Mattson Technology, Inc.*                                   1,169,175
 34,100   Micrel, Inc.*                                               2,949,650
 41,400   Nanometrics, Inc.*                                          1,588,725
 63,700   Oak Technology, Inc.*                                         895,781
 40,100   Orbotech, Ltd.*                                             3,418,525
 40,900   Plexus Corp.*                                               3,133,962
 41,400   Quicklogic Corp.*                                           1,216,125
 28,900   Semtech Corp.*                                              1,970,619
 10,500   Symyx Technologies, Inc.*                                     348,469
 68,400   Varian Semiconductor Equipment Associates, Inc.*            4,599,900
 45,875   Veeco Instruments, Inc.*                                    2,849,984
                                                                   ------------
          Total Electronics Components/ Semiconductors               77,346,998
                                                                   ------------
          ELECTRICAL EQUIPMENT/PERIPHERALS -- 3.31%
 35,400   Asyst Technologies, Inc.*                                   1,893,900
 19,900   Dionex Corp.*                                                 723,863
 42,500   SanDisk Corp.*                                              3,894,063
 53,050   TranSwitch Corp.*                                           4,671,716
                                                                   ------------
          Total Electrical Equipment/Peripherals                     11,183,542
                                                                   ------------
          ELECTRONICS -- 1.74%
 23,500   Kemet Corp.*                                                1,750,750
 19,925   Powerwave Technologies, Inc.*                               4,145,645
                                                                   ------------
          Total Electronics                                           5,896,395
                                                                   ------------
          ENTERTAINMENT & LEISURE -- 1.99%
 48,700   American Classic Voyages Co.                                  977,044
 41,500   Citadel Communications Corp.*                               1,621,094
 26,100   Cox Radio, Inc.-Class A*                                    1,892,250

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
105,470   Fairfield Communities, Inc.*                             $    955,822
 67,900   Spanish Broadcasting
          Systems, Inc.-Class A*                                      1,268,881
                                                                   ------------
          Total Entertainment & Leisure                               6,715,091
                                                                   ------------
          FINANCIAL SERVICES -- 0.69%
 61,900   Metris Companies, Inc.                                      2,321,250
                                                                   ------------
          FOOD & RESTAURANTS -- 0.46%
 31,500   Performance Food Group, Co.*                                  830,813
 23,900   RARE Hospital International, Inc.*                            739,406
                                                                   ------------
          Total Food & Restaurants                                    1,570,219
                                                                   ------------
          INSURANCE -- 0.12%
 28,200   Clark/Bardes Holdings, Inc.*                                  398,325
                                                                   ------------
          INTERNET SERVICES -- 3.34%
 25,600   Agile Software Corp.*                                         948,800
 20,800   Art Technology Group, Inc.*                                 1,263,600
  8,000   C-Bridge Internet Solutions, Inc.*                            212,000
 17,300   CyberSource Corp.*                                            261,663
  9,800   Cysive, Inc.*                                                 533,487
 29,500   Exactis.Com, Inc.*                                            339,250
 11,600   Herme, Inc.*                                                   84,644
 14,000   Keynote Systems, Inc.*                                        628,250
 21,400   Media Metrix, Inc.*                                           687,475
 48,900   Primus Knowledge Solutions, Inc.*                           1,818,469
 10,900   S1 Corp.*                                                     592,006
  5,700   Selectica, Inc.*                                              216,600
 38,200   Ticketmaster Online-City Search, Inc.*                        764,000
 16,000   Watchguard Technologies, Inc.*                                771,000
 27,300   WebTrends Corp.*                                              895,781
118,600   Wit Capital Group, Inc.*                                    1,252,713
                                                                   ------------
          Total Internet Services                                    11,269,738
                                                                   ------------
          MEDICAL & DENTAL PRODUCTS -- 1.35%
 80,900   Cytyc Corp.*                                                3,620,275
 21,500   Zoll Medical Corp.*                                           950,031
                                                                   ------------
          Total Medical & Dental Products                             4,570,306
                                                                   ------------
          MEDICAL INSTRUMENTS -- 0.80%
  9,625   Affymetrix, Inc.*                                           1,299,977
 34,500   Novoste Corp.*                                              1,414,500
                                                                   ------------
          Total Medical Instruments                                   2,714,477
                                                                   ------------
          MEDICAL/DENTAL SERVICES -- 1.06%
 30,100   Accredo Health, Inc.*                                         846,562
 76,400   Amsurg Corp.-Class A*                                         446,463
102,745   Renal Care Group, Inc.*                                     2,292,498
                                                                   ------------
          Total Medical/Dental Services                               3,585,523
                                                                   ------------
          MORTAGE & RELATED SERVICES-- 0.40%
 27,700   PMI Group, Inc.                                             1,341,719
                                                                   ------------
          NETWORKING -- 1.96%
 60,400   C-Cor Electronics, Inc.*                                    2,363,150
 15,600   Osicom Technologies, Inc.*                                    811,200
 19,900   Performance Technologies, Inc.*                               695,256
 33,400   Visual Networks, Inc.*                                      1,302,600
 36,800   Xircom, Inc.*                                               1,451,300
                                                                   ------------
          Total Networking                                            6,623,506
                                                                   ------------
          OIL & GAS PRODUCTION-- 0.96%
243,600   Grey Wolf, Inc.*                                              989,625
 57,500   Precision Drilling Corp.*                                   1,840,000
 12,000   UTI Energy Corp.*                                             417,000
                                                                   ------------
          Total Oil & Gas Production                                  3,246,625
                                                                   ------------
          OFFSHORE DRILLING -- 1.33%
 12,700   Dril-Quip, Inc.*                                              515,938
 88,800   Pride International, Inc.*                                  2,009,100
 70,300   Rowan Companies, Inc.                                       1,964,006
                                                                   ------------
          Total Offshore Drilling                                     4,489,044
                                                                   ------------
          OIL FIELD SERVICES/EQUIPMENT -- 1.75%
 20,100  Atwood Oceanics, Inc.*                                       1,218,563
 90,500  Marine Drilling Companies, Inc.*                             2,353,000

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
 69,300   Patterson Energy, Inc.*                                  $  1,957,725
 51,000   Trico Marine Services, Inc.*                                  385,688
                                                                   ------------
          Total Oil Field Services/Equipment                          5,914,976
                                                                   ------------
          POLLUTION CONTROL -- 0.26%
 88,900  Newpark Resources, Inc.*                                       733,425
 11,525  Waste Connections, Inc.*                                       144,063
                                                                   ------------
         Total Pollution Control                                        877,488
                                                                   ------------
          PUBLISHING/ADVERTISING -- 2.33%
 34,700   Catalina Marketing Corp.*                                   3,513,375
 42,000   Getty Images, Inc.*                                         1,275,750
 34,100   Lamar Advertising Co.*                                      1,502,531
 98,400   Playboy Enterprises, Inc.- ClassB*                          1,586,700
                                                                   ------------
          Total Publishing/ Advertising                               7,878,356
                                                                   ------------
          SPECIALTY RETAIL -- 0.73%
 54,250   Cost Plus, Inc.*                                            1,658,016
 48,800   Electronics Boutique Holdings Corp.*                          793,000
                                                                   ------------
          Total Specialty Retail                                      2,451,016
                                                                   ------------
          TECHNOLOGY -- 0.09%
 31,600  Centra Software, Inc.*                                         292,300
                                                                   ------------
          TELECOMMUNICATIONS -- 6.29%
 51,500   Adaptive Broadband Corp.*                                   1,673,750
 13,800   AirGate PCS, Inc.*                                          1,183,350
 19,800   Audiocodes, Ltd.*                                           1,485,000
 43,700   Caprock Communications Corp.*                               1,463,950
 22,900   Celeritek, Inc.*                                            1,362,550
 29,500   Eloquent, Inc.*                                               261,812
 13,500   Gilat Satellite Networks, Ltd.*                             1,159,313
  7,400   Ibasis, Inc.*                                                 167,425
 57,800   InterVoice-Brite, Inc.*                                       921,188
 28,000   Netro Corp.*                                                1,207,500
 22,400   Orckit Communications, Ltd.*                                  991,200
 60,100   Pinnacle Holdings, Inc.*                                    3,376,869
 23,700   SBA Communications Corp.*                                     962,813
 75,700   Sirius Satellite Radio, Inc.*                               3,004,344
 35,925   Telaxis Communications Corp.*                                 940,786
 39,000   Westell Technologies, Inc.*                                 1,109,063
                                                                   ------------
          Total Telecommunications                                   21,270,913
                                                                   ------------
          TEXTILES AND SHOES-- 0.21%
 58,100   Cutter & Buck, Inc.*                                          708,094
                                                                   ------------
          TOYS -- 0.28%
 52,100   JAKKS Pacific, Inc.*                                          957,338
                                                                   ------------
          TRUCKING -- 0.73%
 72,250   Forward Air Corp.*                                          2,483,594
                                                                   ------------
          UTILITIES -- 0.38%
 33,300   Independent Energy Holding plc, ADR                         1,298,701
                                                                   ------------
          TOTAL EQUITY SECURITIES (cost $223,918,638)               310,279,418
                                                                   ------------

PRINCIPAL
AMOUNT
------
            MONEY MARKET INVESTMENTS -- 8.74%
$14,758,985 Temporary Investment Fund Inc. - Temp Fund               14,758,985
 14,758,985 Temporary Investment Fund Inc. - Temp Cash               14,758,985
                                                                   ------------
            TOTAL MONEY MARKET INVESTMENTS (cost $29,517,970)        29,517,970
                                                                   ------------
            TOTAL INVESTMENTS (cost $253,436,608)                   339,797,388
                                                                   ------------

                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                                      VALUE
--------------------------------------------------------------------------------

OTHER ASSETS -- 0.30% Receivables:
   Securities sold                                                 $    814,254
   Interest sold                                                         25,816
   Interest                                                             116,761
Prepaid Insurance                                                         3,310
Other assets                                                             16,332
                                                                   ------------
   Total Other Assets                                                   976,473
                                                                   ------------
TOTAL ASSETS                                                        340,773,861
                                                                   ------------
LIABILITIES -- (0.84%)
Payables:
   Securities purchased                                               1,459,203
   Interest redeemed                                                  1,036,951
   Due to advisor (Note 3)                                              213,659
Accrued expenses                                                         26,597
Deferred trustees' compensation (Note 3)                                 61,609
                                                                   ------------
   Total Liabilities                                                  2,798,019
                                                                   ------------
NET ASSETS - 100.00%                                               $337,975,842
                                                                   ------------

* Non-income producing security.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           BALANCED         GROWTH          MID CAP        SMALL CAP
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Income
    Dividends .........................................  $      36,267   $     290,808   $       7,496   $      17,449
    Interest ..........................................        391,376         245,057          27,193         328,483
                                                         -------------   -------------   -------------   -------------
      Total income ....................................        427,643         535,865          34,689         345,932
                                                         -------------   -------------   -------------   -------------
  Expenses
    Investment advisory fees (Note 3)  ................        112,268         833,451          86,468       1,389,180
    Accounting services fees ..........................         32,763          43,291          32,400          54,800
    Administration fees (Note 3)  .....................         18,711         104,181          22,552         173,647
    Trustee fees ......................................         16,971          27,470           7,437          18,350
    Custodian fees ....................................         12,827          20,634          19,952          44,303
    Audit fees ........................................          7,401          11,563           5,469           9,928
    Legal fees ........................................          1,076           5,382             782           8,961
    Insurance expense .................................            827           1,507             263           3,964
    Miscellaneous .....................................          3,897           3,209           1,989           4,890
                                                         -------------   -------------   -------------   -------------
      Total expenses ..................................        206,741       1,050,688         177,312       1,708,023
      Less: fees waived and expenses
        absorbed (Note 3)  ............................        (57,050)         (8,874)        (66,139)             --
      Add: expenses recouped by advisor
        (Note 3)  .....................................             --              --              --          28,452
                                                         -------------   -------------   -------------   -------------
      Net expenses ....................................        149,691       1,041,814         111,173       1,736,475
                                                         -------------   -------------   -------------   -------------
        NET INVESTMENT INCOME (LOSS) ..................        277,952        (505,949)        (76,484)     (1,390,543)
                                                         -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ....................      3,729,509      38,832,600       5,018,155     110,788,121
  Net unrealized appreciation (depreciation)
    on investments ....................................      1,466,318      (3,431,968)      3,724,420      20,014,866
                                                         -------------   -------------   -------------   -------------
    Net realized and unrealized gain on
      investments .....................................      5,195,827      35,400,632       8,742,575     130,802,987
                                                         -------------   -------------   -------------   -------------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ...............................  $   5,473,779   $  34,894,683   $   8,666,091   $ 129,412,444
                                                         =============   =============   =============   =============

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         BALANCED                               GROWTH
                                                         PORTFOLIO                             PORTFOLIO
                                            -----------------------------------   -----------------------------------
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                             APRIL 30, 2000+   OCTOBER 31, 1999    APRIL 30, 2000+   OCTOBER 31, 1999
                                              -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss)  ..........    $     277,952      $     464,708      $    (505,949)     $    (811,454)
  Net realized gain on investments .......        3,729,509         10,690,739         38,832,600         27,950,275
  Net unrealized appreciation
    (depreciation) on investments ........        1,466,318         (4,247,201)        (3,431,968)        15,478,042
                                              -------------      -------------      -------------      -------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ....................        5,473,779          6,908,246         34,894,683         42,616,863
                                              -------------      -------------      -------------      -------------
TRANSACTIONS IN INTERESTS
  Contributions by Holders ...............        3,616,435         22,415,285         17,571,768         28,654,776
  Withdrawals by Holders .................       (4,032,838)       (38,590,582)       (22,519,167)       (25,048,703)
                                              -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets
    from transactions in Interests .......         (416,403)       (16,175,297)        (4,947,399)         3,606,073
                                              -------------      -------------      -------------      -------------
    TOTAL INCREASE (DECREASE) IN
      NET ASSETS .........................        5,057,376         (9,267,051)        29,947,284         46,222,936

NET ASSETS
  Beginning of period ....................       32,876,090         42,143,141        182,305,259        136,082,323
                                              -------------      -------------      -------------      -------------
  END OF PERIOD ..........................    $  37,933,466      $  32,876,090      $ 212,252,543      $ 182,305,259
                                              =============      =============      =============      =============

+ Unaudited.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS ASSETS AND LIABILITIES AT APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         MID CAP                              SMALL CAP
                                                        PORTFOLIO                             PORTFOLIO
                                           -----------------------------------   -----------------------------------
                                           SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                            APRIL 30, 2000+   OCTOBER 31, 1999    APRIL 30, 2000+   OCTOBER 31, 1999
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .....................  $     (76,484)     $     (44,436)     $  (1,390,543)     $  (1,771,238)
  Net realized gain on investments ........      5,018,155          1,053,933        110,788,121         48,594,775
  Net unrealized appreciation
    on investments ........................      3,724,420          2,348,464         20,014,866         56,517,702
                                             -------------      -------------      -------------      -------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................      8,666,091          3,357,961        129,412,444        103,341,239
                                             -------------      -------------      -------------      -------------
TRANSACTIONS IN INTERESTS
  Contributions by Holders ................     12,447,949          4,331,368        115,086,242         68,296,971
  Withdrawals by Holders ..................     (2,658,091)          (788,868)      (161,285,745)       (90,528,948)
                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets
    from transactions in Interests ........      9,789,858          3,542,500        (46,199,503)       (22,231,977)
                                             -------------      -------------      -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS ..............................     18,455,949          6,900,461         83,212,941         81,109,262

NET ASSETS
  Beginning of period .....................     12,663,739          5,763,278        254,762,901        173,653,639
                                             -------------      -------------      -------------      -------------
  END OF PERIOD ...........................  $  31,119,688      $  12,663,739      $ 337,975,842      $ 254,762,901
                                             =============      =============      =============      =============

+ Unaudited.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                            BALANCED PORTFOLIO
                                   ----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                   SIX MONTHS ENDED  ----------------------------------------------
                                    APRIL 30,2000+    1999      1998      1997      1996      1995
                                        ------       ------    ------    ------    ------    ------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ..............       0.80%+       0.80%     0.80%     0.80%     0.80%     0.80%
  Net investment income ...........       1.48%+       1.45%     1.22%     1.35%     1.30%     1.57%

  Portfolio turnover rate .........     111.63%^     174.19%   111.47%   104.50%    54.24%   106.50%

* Net of fees waived and expenses absorbed of 0.30%, 0.28%, 0.18%, 0.36%, 0.90% and 0.78% of average net assets, respectively.

                                                              GROWTH PORTFOLIO
                                   ----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                   SIX MONTHS ENDED  ----------------------------------------------
                                    APRIL 30,2000+    1999      1998      1997      1996      1995
                                        ------       ------    ------    ------    ------    ------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ..............       1.00%+       1.00%     1.00%     1.00%     1.00%     1.00%
  Net investment income (loss) ....      (0.48%)+     (0.49%)   (0.32%)   (0.13%)   (0.04%)    0.08%

  Portfolio turnover rate .........      84.78%^      80.34%    81.06%    67.54%    64.09%    54.89%

* Net of fees waived and expenses absorbed of 0.01%, 0.00%, 0.02%, 0.05% 0.04% and 0.01% of average net assets, respectively.

+  Annualized.
^  Not annualized.
+  Unaudited.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                MID CAP PORTFOLIO
                                ------------------------------------------------
                                                                 DEC. 31, 1997**
                                SIX MONTHS ENDED    YEAR ENDED       THROUGH
                                 APRIL 30, 2000+  OCT. 31, 1999   OCT. 31, 1998
                                     ------           ------         ------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ...........       0.90%+           0.90%          0.90%+
  Net investment loss ..........      (0.62%)+         (0.53%)        (0.29%)+

  Portfolio turnover rate ......     111.72%^         144.64%        166.89%


* Net of fees waived and expenses absorbed of 0.53%, 1.58% and 2.07% of average net assets, respectively.

                                                            SMALL CAP PORTFOLIO
                                  ---------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                  SIX MONTHS ENDED  ---------------------------------------------------
                                   APRIL 30, 2000+   1999       1998       1997        1996       1995
                                       ------       ------     ------     ------      ------     ------
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses ..............      1.00%+       1.00%      1.00%      1.00%       1.00%      1.00%
  Net investment loss .............     (0.80%)#+    (0.79%)*   (0.68%)*   (0.49%)*    (0.59%)*   (0.51%)*

  Portfolio turnover rate .........     63.10%^     133.24%     81.75%    151.52%      53.11%     45.45%

* Net of fees waived and expenses absorbed of 0.00%, 0.01%, 0.01%, 0.01% and 0.07% of average net assets, respectively.
#  Includes expenses recouped of 0.02%.

+  Unaudited.
** Commencement of operations.
+  Annualized.
^  Not annualized.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     PIC Balanced and Growth Portfolios were organized on December 11, 1991, PIC Mid Cap Portfolio was organized on December 31, 1997, and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked prices, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with gen- erally accepted accounting principles, management makes estimates and as- sumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------

NOTE 3 - TRANSACTIONS WITH AFFILIATES

     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration L.L.C. ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

     PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average daily net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, and 0.80% from the Small Cap Portfolio. In addition, PIC has voluntarily undertaken to limit the expenses of the Balanced Portfolio to 0.80% of its average daily net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, and 1.00% for the Small Cap Portfolio.

     Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds and Portfolios if, within three subsequent years, a Fund's or Portfolio's expenses are less than the limit agreed to by PIC. Any reimbursements to PIC are subject to approval by the Board of Trustees.

     Fees waived, expenses absorbed and expenses recouped by PIC for the six months ended April 30, 2000 were as follows:

                                  FEES           EXPENSES         EXPENSES
                                 WAIVED          ABSORBED         RECOUPED
                                 ------          --------         --------
     Balanced Portfolio         $ 57,050         $     --        $      --
     Growth Portfolio              8,874               --               --
     Mid Cap Portfolio            57,627            8,512               --
     Small Cap Portfolio              --               --           28,452

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced Portfolio, which has no minimum). Fees paid to ICA for the six months ended April 30, 2000 are stated in the respective Portfolios' Statement of Operations.

     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value, which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

     For the six months ended April 30, 2000, the change in the value of the phantom share account was as follows:

                                                                 UNREALIZED
                                                                APPRECIATION
                                                                ------------
     Provident Investment Counsel Balanced Portfolio              $10,100
     Provident Investment Counsel Growth Portfolio                 18,880
     Provident Investment Counsel Mid Cap Portfolio                 3,052
     Provident Investment Counsel Small Cap Portfolio              16,090

NOTE 4 - INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the six months ended April 30, 2000 were as follows:

                                               PURCHASES        SALES
                                             ------------    ------------
     Balanced Portfolio                      $ 37,337,956    $ 39,235,065
     Growth Portfolio                         172,767,016     168,592,319
     Mid Cap Portfolio                         35,030,357      26,148,283
     Small Cap Portfolio                      206,915,721     271,401,954

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------

     The Balanced Portfolio purchased $7,776,077 and sold $8,661,864 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap and Small Cap Portfolios.

     The aggregate gross unrealized appreciation and depreciation of investment securities at April 30, 2000, based on their cost for federal income tax purposes, were as follows:

                                  TAX           GROSS            GROSS
                                COST OF       UNREALIZED       UNREALIZED
                              INVESTMENTS    APPRECIATION     DEPRECIATION
                             ------------    ------------     ------------
      Balanced Portfolio     $ 32,675,926    $  6,182,519     $   (989,912)
      Growth Portfolio        169,089,734      55,909,654       (7,920,618)
      Mid Cap Portfolio        25,362,817       7,724,486       (1,594,324)
      Small Cap Portfolio     253,436,608     113,775,120      (27,414,340)

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS


TRUSTEES AND OFFICERS -- P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn Laforce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

TRUSTEES AND OFFICERS -- P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn Laforce, Trustee
Angelo R. Mozilo, Trustee
Wayne H. Smith, Trustee
Douglass B. Allen, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP


This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.